     As filed with the Securities and Exchange Commission on March 1, 2005

                                                      Registration No. 033-65409
                                                      Registration No. 811-07299
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                       -------------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]

                           Pre-Effective Amendment No.                  [ ]
                           Post-Effective Amendment No. 9               [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                           Pre-Effective Amendment No.                  [ ]
                           Post-Effective Amendment No. 18              [X]

                        (Check appropriate box or boxes)

                       -------------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                           (Exact Name of Registrant)

                  ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)
                               (Name of Depositor)

                                  P.O. Box 5423
                           Cincinnati,Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771

                       -------------------------------------

                                                        Copy to:
MARK F. MUETHING, ESQ.                           JOHN P. GRUBER, ESQ.
Executive Vice President, General Counsel        Vice President
and Secretary                                    Annuity Investors Life
Annuity Investors Life Insurance Company         Insurance Company
P.O. Box 5423                                    P.O. Box 5423
Cincinnati, Ohio 45201-5423                      Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
                                                 Kevin L. Cooney, Esq.
                                                 Frost Brown Todd LLC
                                                 2200 PNC Center
                                                 201 East Fifth Street
                                                 Cincinnati, Ohio 45202-4182

        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

      ___ immediately upon filing pursuant to paragraph (b) of rule 485

      ___ on (DATE) pursuant to paragraph (b) of Rule 485

      XX 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on (date) pursuant to paragraph (a)(1) of Rule 485
      ___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                                    033-65409

                              CROSS-REFERENCE SHEET

FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS
------------------------                                     ---------------------
1.       Cover Page
                                                             Cover Page
2.       Definitions
                                                             Definitions; Glossary of Financial Terms
3.       Synopsis
                                                             Overview
4.       Condensed Financial Information

         (a)      Accumulation Unit Values
                                                             Condensed Financial Information
         (b)      Performance Information
                                                             Performance Information
         (c)      Financial Statements
                                                             Financial Statements
5.       General Description of Registrant,
         Depositor and Portfolio Companies

         (a)      Depositor
                                                             Annuity Investors Life Insurance Company (R)
         (b)      Registrant
                                                             The Separate Account
         (c)      Portfolio Company
                                                             The Portfolios
         (d)      Prospectus
                                                             The Portfolios
         (e)      Voting
                                                             Voting Rights

         (f) Administrator                                   Not Applicable

6.       Deductions

        (a) Deductions
                                                             Charges and Deductions
        (b) Sales load
                                                             Not Applicable
        (c) Special purchase plans
                                                             Not Applicable
        (d) Commissions
                                                             Great American Advisors(R), Inc.
        (e) Portfolio expenses
                                                             Fee Table
        (f) Operating expenses
                                                             Fee Table

7.       General Description of Variable
         Annuity Contracts

         (a)      Persons with Rights
                                                             Persons with Rights Under a Contract; Voting Rights
         (b) (i) Allocations of Premium Payments
                                                             Purchase Payments
             (ii) Transfers Transfers

             (iii) Exchanges                                 Additions, Deletions or Substitutions

FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS
        (c) Changes in contracts or operations
                                                             Additions, Deletions or Substitutions
        (d)      Inquiries
                                                             How Do I Contact the Company?
        (e)      Frequent Transfer Risks
                                                             Transfers

8.    Annuity Period                                         Benefit Payment Period

9.    Death Benefit                                          Death Benefit

10.   Purchases and Contract Values

        (a)      Purchases                                   Purchase Payments, Investment Options - Allocations;
                                                             Account Value; Glossary of Financial Terms

        (b)      Valuation                                   Account Value; Definitions; Glossary of Financial
                                                             Terms; Charges and Deductions

        (c)      Daily Calculation                           Account Value; Accumulation Units; Definitions;
                                                             Glossary of Financial Terms

        (d)      Underwriter
                                                             Great American Advisors(R), Inc.

11.   Redemptions

        (a)      By Owner                                    Surrender and Withdrawals

                 By Annuitant                                Not Applicable

        (b)      Texas Optional Retirement Program           Texas Optional Retirement Program

        (c)      Check Delay                                 Surrender and Withdrawals

        (d)      Involuntary Redemption                      Termination

        (e)      Free Look                                   Right to Cancel

12.   Taxes                                                  Federal Tax Matters

13.   Legal Proceedings                                      Legal Proceedings

14.   Table of Contents for Statement of                     Statement of Additional Information
      Additional Information

15.   Cover Page                                             Cover Page

16.   Table of Contents                                      Table of Contents

17.   General Information and History                        General Information and History

18.   Services

       (a)       Fees and Expenses of Registrant             (Prospectus) Fee Table

       (b)       Management-Contracts                        Not Applicable

       (c)       Custodian                                   Not Applicable

                 Independent Auditors                        Experts

FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS
        (d)      Assets of Registrant
                                                                  Not Applicable
        (e)      Affiliated Person
                                                                  Not Applicable
        (f)      Principal Underwriter
                                                                  Not Applicable

19.   Purchase of Securities Being Offered                   (Prospectus) Great American Advisors(R), Inc.

      Offering Sales Load                                    Not Applicable

      Frequent Transfer Arrangements                         Not Applicable

20.   Underwriters                                           (Prospectus) Great American Advisors(R), Inc.

21.   Calculation of Performance Data

        (a)      Money Market Funded Subaccounts             Money Market Subaccount Standardized Yield Calculation

        (b)      Other Subaccounts                           Not Applicable

22.   Annuity Payments                                       (Prospectus) Fixed Dollar Benefit;
                                                             Variable Dollar Benefit; (SAI)
                                                             Benefits Units-Transfer Formulas

23.   Financial Statements                                   Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A


                             THE COMMODORE AMERICUS
                 INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
                          PROSPECTUS DATED MAY 1, 2005


This prospectus describes individual flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.


The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account A (the "Separate Account"). The Contracts currently offer 31 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.



AIM VARIABLE INSURANCE FUNDS                                        JANUS ASPEN SERIES
-AIM V.I. Capital Development Fund-Series I Shares                  -Janus Aspen Series Balanced Portfolio-Institutional Shares
-AIM V.I. Government Securities Fund-Series I Shares                -Janus Aspen Series Forty Portfolio-Inst. Shares
-AIM V.I. Premier Equity Fund-Series I Shares                       -Janus Aspen Series Int'l Growth Portfolio-Service Shares
                                                                    -Janus Aspen Series Mid Cap Growth Portfolio-Inst. Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS
-American Century VP Large Company Value Fund-Class I               MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
-American Century VP Mid Cap Value Fund-Class I                     -Merrill Lynch Basic Value V.I. Fund
-American Century VP Ultra(R) Fund-Class I                          -Merrill Lynch Domestic Money Market V.I. Fund
-American Century VP Vista(SM) Fund-Class I                         -Merrill Lynch Global Allocation V.I. Fund
                                                                    -Merrill Lynch High Current Income V.I. Fund
DREYFUS INVESTMENT PORTFOLIO
-Technology Growth Portfolio-Initial Shares                         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                    -Oppenheimer Capital Appreciation Fund VA-Initial Series
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                  -Oppenheimer Main Street Fund VA-Initial Series
-Initial Shares
                                                                    PIMCO VARIABLE INSURANCE TRUST
DREYFUS STOCK INDEX FUND-Initial Shares                             -PIMCO High Yield Portfolio-Administrative Class
                                                                    -PIMCO Real Return Portfolio-Administrative Class
DREYFUS VARIABLE INVESTMENT FUND
-Dreyfus VIF Appreciation Portfolio-Initial Shares                  SCUDDER VIT FUNDS
-Dreyfus VIF Developing Leaders Portfolio-Initial Shares            -Scudder VIT EAFE(R) Equity Index Fund
-Dreyfus VIF Growth and Income Portfolio-Initial Shares             -Scudder VIT Small Cap Index Fund
-Dreyfus VIF Money Market Portfolio
                                                                    VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                                    -Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
                                                                    -Van Kampen U.S. Mid Cap Value Portfolio-Class I
                                                                    -Van Kampen UIF U.S. Real Estate Portfolio-Class I


This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.


A Statement of Additional Information ("SAI"), dated May 1, 2005, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's Web site: http://www.sec.gov. The registration number is 33-65409. The table of contents for the SAI is printed on the last page of this prospectus.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-     THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-     THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
      UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-     THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                TABLE OF CONTENTS


DEFINITIONS...........................................................................................         1
OVERVIEW..............................................................................................         2
   What is the Separate Account?......................................................................         2
   What Are the Contracts?............................................................................         2
   How Do I Purchase or Cancel a Contract?............................................................         2
   Will Any Penalties or Charges Apply If I Surrender a Contract?.....................................         2
   What Other Charges and Deductions Apply to the Contract?...........................................         3
   How Do I Contact the Company?......................................................................         3
EXPENSE TABLES........................................................................................         3
   Contract Owner Transaction Expenses................................................................         3
   Annual Contract Maintenance Fee....................................................................         3
   Separate Account Annual Expenses...................................................................         3
   Total Annual Portfolio Operating Expenses..........................................................         4
   Portfolio Annual Expenses (Before Expense Reimbursement)...........................................         4
   Examples...........................................................................................         4
CONDENSED FINANCIAL INFORMATION.......................................................................         6
      Other Performance Measures......................................................................        11
PORTFOLIOS............................................................................................        12
   AIM V.I. Funds.....................................................................................        12
   Dreyfus Portfolios.................................................................................        13
   Janus Aspen Series.................................................................................        14
   Merrill Lynch Variable Series Fund, Inc............................................................        15
   Van Kampen-The Universal Institutional Funds, Inc..................................................        16
   Additions, Deletions, or Substitutions.............................................................        17
   Voting Rights......................................................................................        17
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)...........................................................        18
THE SEPARATE ACCOUNT(R)...............................................................................        18
GREAT AMERICAN ADVISORS(R), INC.......................................................................        18
CHARGES AND DEDUCTIONS................................................................................        20
   Charges and Deductions By the Company..............................................................        20
      Contract Maintenance Fee........................................................................        21
      Transfer Fee....................................................................................        21
      Mortality and Expense Risk Charge...............................................................        21
      Premium Taxes...................................................................................        22
      Discretionary Waivers of Charges................................................................        22
   Expenses of the Portfolios.........................................................................        22
THE CONTRACTS.........................................................................................        22
   Right to Cancel....................................................................................        22
   Persons With Rights Under a Contract...............................................................        23
ACCUMULATION PERIOD...................................................................................        23
   Account Statements.................................................................................        24
   Account Value......................................................................................        24
      Accumulation Units..............................................................................        24
   Successor Owner Endorsement........................................................................        24
   Purchase Payments..................................................................................        24
   Investment Options-Allocations.....................................................................        25
      Principal Guarantee Program.....................................................................        26
      Renewal of Fixed Account Guarantee Options......................................................        26
   Transfers..........................................................................................        26
      Automatic Transfer Programs.....................................................................        26
      Termination of Automatic Transfer Programs......................................................        27
      Telephone, Facsimile or Internet Transfers......................................................        28
      Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers.............        28
   Surrenders.........................................................................................        30
      Free Withdrawal Privilege.......................................................................        30

      Long-Term Care Waiver Rider.....................................................................        30
      Systematic Withdrawal...........................................................................        30
   Contract Loans.....................................................................................        31
   Termination........................................................................................        31
BENEFIT PAYMENT PERIOD................................................................................        31
   Annuity Benefit....................................................................................        31
   Death Benefit......................................................................................        32
      Death Benefit Amount............................................................................        32
   Payment of Benefits................................................................................        32
   Settlement Options.................................................................................        32
   Calculation of Fixed Dollar Benefit Payments.......................................................        33
   Calculation of Variable Dollar Benefit Payments....................................................        33
FEDERAL TAX MATTERS...................................................................................        34
   Tax Deferral on Annuities..........................................................................        34
   Tax-Qualified Retirement Plans.....................................................................        34
      Individual Retirement Annuities.................................................................        34
      Roth IRAs.......................................................................................        35
      Tax-Sheltered Annuities.........................................................................        35
      Texas Optional Retirement Program...............................................................        35
      Pension and Profit Sharing Plans................................................................        35
      Governmental Deferred Compensation Plans........................................................        35
   Nonqualified Deferred Compensation Plans...........................................................        35
   Summary of Income Tax Rules........................................................................        36
GLOSSARY OF FINANCIAL TERMS...........................................................................        37
THE REGISTRATION STATEMENT............................................................................        38
OTHER INFORMATION AND NOTICES.........................................................................        38
   Householding - Revocation of Consent...............................................................        38
   Electronic Delivery of Required Documents..........................................................        38
   Legal Proceedings..................................................................................        38
STATEMENT OF ADDITIONAL INFORMATION...................................................................        39

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT

A share of a Subaccount that an Owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

BENEFIT PAYMENT PERIOD

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

NET ASSET VALUE

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

VALUATION DATE

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount currently offered is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?

The Contracts are individual deferred annuities, which are insurance products. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and five Fixed Account options. The variable investment options are Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a fixed rate of interest declared from time to time by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

HOW DO I PURCHASE OR CANCEL A CONTRACT?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I SURRENDER A CONTRACT?

A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-  a transfer fee for certain transfers between investment options;

- an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived); and

-  premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2004 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

HOW DO I CONTACT THE COMPANY?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the Owner's name. You may also contact us through our web site, www.annuityinvestors.com.

                                 EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)                            7%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee                       $30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)                              $25
Loan Interest Spread*                                                                                           3%

* The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                                                                                 $25

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average value of the Owner's interest in the Subaccounts)

Mortality and Expense Risk Charge                                                                            1.25%
Administration Charge                                                                                        0.00%
                                                                                                             -----
Total Separate Account Annual Expenses                                                                       1.25%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

Minimum: 0.27%                  Maximum: 1.40%

PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)


                                                                                                             TOTAL
                                                                              MANAGEMENT      OTHER          ANNUAL
PORTFOLIO                                                                        FEES        EXPENSES      EXPENSES(1)
---------                                                                     ----------     --------      -----------
AIM V.I. Capital Development Fund-Series I Shares
AIM V.I. Government Securities Fund-Series I Shares
AIM V.I. Premier Equity Fund-Series I Shares
American Century VP Large Company Value Fund-Class I Shares
American Century VP Mid-Cap Value Fund-Class I Shares
American Century VP Ultra(R) Fund-Class I Shares
American Century VP Vista(SM) Fund-Class I Shares
Dreyfus IP-Technology Growth Portfolio-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-Initial Shares
Dreyfus VIF-Appreciation Portfolio-Initial Shares
Dreyfus VIF-Developing Leaders Portfolio-Initial Shares
Dreyfus VIF-Growth and Income Portfolio-Initial Shares
Dreyfus VIF Money Market Portfolio
Janus Aspen Series Balanced Portfolio Institutional Shares
Janus Aspen Series Forty Portfolio Institutional
Shares
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares
Merrill Lynch Basic Value V.I. Fund
Merrill Lynch Domestic Money Market V.I. Fund
Merrill Lynch Global Allocation V.I. Fund
Merrill Lynch High Current Income V.I. Fund
(R)(3)
Oppenheimer Capital Appreciation Fund VA-Initial Series
Oppenheimer Main Street Fund VA-Initial Series
PIMCO High Yield Portfolio-Administrative Class
PIMCO Real Return Portfolio-Administrative Class
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Small Cap Index Fund (3)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (5)
Van Kampen UIF  U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I (5)



                                                                                                                TOTAL
PORTFOLIO WITH SERVICE FEES                                       MANAGEMENT FEES     12B-1       OTHER         ANNUAL
                                                                                      FEES       EXPENSES      EXPENSES(1)
Janus A.S. International Growth Portfolio Service Shares



(1) Data for each Portfolio are for its fiscal year ended December 31, 2004. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

















                                                              MANAGEMENT FEES  OTHER EXPENSES    TOTAL ANNUAL
PORTFOLIO                                                                                         EXPENSES
------------------------------------------------------------ ---------------- ---------------- ----------------

EXAMPLES
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
                          ---------------------- ----------------------- ---------------------- -----------------------
MAXIMUM
MINIMUM


(2) If you annuitize your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
                          ---------------------- ----------------------- ---------------------- -----------------------
MAXIMUM
MINIMUM


(3) If you do not surrender your Contract:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
                          ---------------------- ----------------------- ---------------------- -----------------------
MAXIMUM
MINIMUM

                         CONDENSED FINANCIAL INFORMATION


ACCUMULATION     ACCUMULATION
 UNIT VALUE   UNITS OUTSTANDING    YEAR
------------  -----------------  --------
AIM V.I. CAPITAL DEVELOPMENT FUND-SERIES I SHARES
                                 12/31/04
  9.804995         24,006.771    12/31/03
  7.334169          9,315.310    12/31/02
  9.442643          1,234.008    12/31/01

AIM V.I. GOVERNMENT SECURITIES FUND-SERIES I SHARES

                                 12/31/04
 11.221802         73,318.007    12/31/03
 11.241738         52,956.035    12/31/02
 10.385882          5,714.204    12/31/01

AIM V.I. PREMIER EQUITY FUND-SERIES I SHARES
                                 12/31/04
  7.538570         44,885.065    12/31/03
  6.102239         32,720.262    12/31/02
  8.859412         15,980.246    12/31/01

AMERICAN CENTURY VP LARGE COMPANY VALUE FUND-CLASS I SHARES

                                 12/31/04

AMERICAN CENTURY VP MID-CAP VALUE FUND-CLASS I SHARES
                                 12/31/04

AMERICAN CENTURY VP ULTRA(R) FUND-CLASS I SHARES
                                 12/31/04

AMERICAN CENTURY VP VISTA(SM) FUND-CLASS I SHARES
                                 12/31/04

DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO-INITIAL SHARES

                                 12/31/04

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND-INITIAL SHARES

                                 12/31/04
 14.571838        399,688.683    12/31/03
 11.709016        400,039.410    12/31/02
 16.685382        434,635.915    12/31/01
 21.821644        415,642.404    12/31/00
 24.833578        343,851.835    12/31/99
 19.329493        229,710.625    12/31/98
 15.126449        132,957.488    12/31/97
 11.924561         15,316.028    12/31/96
  9.960199              0.000    12/31/95

DREYFUS STOCK INDEX FUND-INITIAL SHARES

                                 12/31/04
 18.093861      1,061,524.920    12/31/03
 14.271840      1,048,558.048    12/31/02
 18.612764      1,109,281.281    12/31/01
 21.461115      1,057,638.906    12/31/00
 23.951750        924,662.564    12/31/99
 20.107787        665,996.241    12/31/98
 15.879169        324,713.323    12/31/97
 12.092195         29,203.177    12/31/96
  9.992509              0.000    12/31/95

ACCUMULATION     ACCUMULATION
 UNIT VALUE   UNITS OUTSTANDING     YEAR
------------  -----------------   --------
DREYFUS VIF APPRECIATION PORTFOLIO-INITIAL SHARES
                                  12/31/04
 19.100406        657,678.472     12/31/03
 15.960299        649,672.388     12/31/02
 19.403096        653,512.152     12/31/01
 21.663935        630,679.897     12/31/00
 22.077832        636,602.361     12/31/99
 20.056205        445,340.210     12/31/98
 15.594553        247,118.575     12/31/97
 12.330543         33,424.286     12/31/96
  9.944353              0.000     12/31/95

DREYFUS VIF DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES

                                  12/31/04
 15.186341        560,122.890     12/31/03
 11.675766        525,168.199     12/31/02
 14.617148        497,011.585     12/31/01
 15.765516        449,398.069     12/31/00
 14.087437        387,630.477     12/31/99
 11.582209        256,140.224     12/31/98
 12.145032         86,150.930     12/31/97

DREYFUS VIF GROWTH & INCOME PORTFOLIO-INITIAL SHARES

                                  12/31/04
 11.918628        281,917.872     12/31/03
  9.534145        285,588.684     12/31/02
 12.927945        291,697.672     12/31/01
 13.903391        285,476.574     12/31/00
 14.629800        219,498.240     12/31/99
 12.672693        153,859.242     12/31/98
 11.475350         48,865.286     12/31/97

DREYFUS VIF MONEY MARKET PORTFOLIO

                                  12/31/04
                                  12/31/03
                                  12/31/02
                                  12/31/01
                                  12/31/00
                                  12/31/99
                                  12/31/98
                                  12/31/97

JANUS ASPEN SERIES BALANCED PORTFOLIO INSTITUTIONAL SHARES

                                  12/31/04
 22.103519      1,119,774.823     12/31/03
 19.622780      1,204,456.110     12/31/02
 21.236842      1,333,874.478     12/31/01
 22.556000      1,299,159.372     12/31/00
 23.368428      1,127,059.575     12/31/99
 18.665828        765,170.784     12/31/98
 14.073772        409,917.307     12/31/97
 11.670308         49,603.384     12/31/96
 10.171211              0.000     12/31/95

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO INSTITUTIONAL SHARES

                                  12/31/04
  8,210347        411,653.808     12/31/03
  6.896673        401,314.243     12/31/02
  8.280678        362,749.000     12/31/01
 10.704994        276,170.515     12/31/00
 13.247549         87,500.549     12/31/99

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES

                                  12/31/04
  8.125022         28,887.355     12/31/03
  6.114832         16,350.309     12/31/02
  8.339414            667.414     12/31/01

ACCUMULATION     ACCUMULATION
 UNIT VALUE   UNITS OUTSTANDING    YEAR
------------  -----------------  --------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO INSTITUTIONAL SHARES

                                  12/31/04
 13.793001        557,022.449     12/31/03
 10.336855        555,763.371     12/31/02
 14.523289        546,207.775     12/31/01
 24.288229        482,982.098     12/31/00
 36.068642        396,557.687     12/31/99
 16.201176        276,028.214     12/31/98
 12.217744        207,227.419     12/31/97
 10.979832         52,219.342     12/31/96
 10.299246              0.000     12/31/95

MERRILL LYNCH BASIC VALUE V.I. FUND

                                  12/31/04
 22.810796        235,405.286     12/31/03
 17.334671        224,789.902     12/31/02
 21.343769        220,538.862     12/31/01
 20.729966        196,483.457     12/31/00
 18.631352        194,136.375     12/31/99
 15.575121        154,675.988     12/31/98
 14.408954         68,181.594     12/31/97
 12.094664          6,820.503     12/31/96
 10.147434              0.000     12/31/95

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND

                                  12/31/04
  1.223020        929,646.597     12/31/03
  1.228164      1,036,231.114     12/31/02
  1.225846      1,058,892.677     12/31/01
  1.200162        726,382.977     12/31/00
  1.153121      1,221,067.482     12/31/99
  1.118170        876,845.270     12/31/98
  1.079946        697,535.841     12/31/97
  1.041216        325,331.820     12/31/96
  1.002475              0.000     12/31/95

ACCUMULATION     ACCUMULATION
 UNIT VALUE   UNITS OUTSTANDING    YEAR
------------  -----------------  --------
MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

                                 12/31/04
 15.606859       43,963.575      12/31/03
 11.731935       32,762.255      12/31/02
 12.932132       28,565.341      12/31/01
 14.367468       29,249.252      12/31/00
 16.095271       26,916.938      12/31/99
 13.426667       25,160.717      12/31/98
 12.486612       17,615.512      12/31/97
 11.294096        2,114.707      12/31/96
 10.105242            0.000      12/31/95

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

                                 12/31/04
 14.173673      122,975.371      12/31/03
 11.201432      121,073.352      12/31/02
 11.510137      128,766.852      12/31/01
 11.205014      130,314.034      12/31/00
 12.209776      132,170.589      12/31/99
 11.667978      119,716.657      12/31/98
 12.189961       65,756.981      12/31/97
 11.119068        6,837.357      12/31/96
 10.118436            0.000      12/31/95

OPPENHEIMER CAPITAL APPRECIATION FUND VA-INITIAL SERIES

                                 12/31/04

OPPENHEIMER MAIN STREET FUND VA-INITIAL SERIES

                                 12/31/04

PIMCO HIGH YIELD PORTFOLIO-ADMINISTRATIVE CLASS

                                 12/31/04

PIMCO REAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS

                                 12/31/04

ACCUMULATION     ACCUMULATION
 UNIT VALUE   UNITS OUTSTANDING    YEAR
------------  -----------------  --------
SCUDDER VIT EAFE(R) EQUITY INDEX FUND

                                 12/31/04
  7.474308       29,711.173      12/31/03
  5.674858       21,893.699      12/31/02
  7.328677       21,349.399      12/31/01
  9.853413       15,572.866      12/31/00
 11.970215        3,810.276      12/31/99

SCUDDER VIT SMALL CAP INDEX FUND

                                 12/31/04
 12.612134       52,772.478      12/31/03
  8.720926       27,311.752      12/31/02
 11.118707       22,866.676      12/31/01
 11.030253       16,764.780      12/31/00
 11.617671        8,647.306      12/31/99

VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I

                                 12/31/04
 14.431713      219,636.273      12/31/03
 13.964428      178,024.707      12/31/02
 13.173691      145,193.003      12/31/01
 12.201975       93,917.861      12/31/00
 11.121384       99,847.422      12/31/99
 11.446708       67,599.236      12/31/98
 10.740991        7,144.949      12/31/97


VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO-CLASS I

                                 12/31/04

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I

                                 12/31/04
 19.408863      119,515.647      12/31/03
 14.290620      114,756.919      12/31/02
 14.584113       92,598.879      12/31/01
 13.444286       74,575.394      12/31/00
 10.529927       75,971.027      12/31/99
 10.820841       61,094.222      12/31/98
 12.291156       19,438.406      12/31/97



The above table gives year-end Accumulation Unit Information for each Subaccount from the end of the year of inception to December 31, 2004. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit value for each Subaccount other than the Merrill Lynch Domestic Money Market V.I. Fund Subaccount and the Dreyfus VIF Money Market Portfolio Subaccount was 10.000000 as of December 7, 1995 (the Separate Account commencement date), or as of May 1, 1997 (the effective date of the Subaccounts), for the Van Kampen UIF Core Fixed Income Portfolio Subaccount, the Van Kampen UIF U.S. Real Estate Portfolio Subaccount and for the four Dreyfus VIF Portfolio Subaccounts, or as of May 1, 1999 (the effective date of the Subaccounts) for Janus Aspen Series Forty Portfolio Subaccount, the Scudder VIT EAFE(R) Equity Index Fund Subaccount and the Scudder VIT Small Cap Index Fund Subaccount, or as of May 1, 2001 (the effective date of the Subaccounts) for the Janus Aspen International Growth Portfolio Subaccount, AIM V.I.

Premier Equity Fund, AIM V.I. Capital Development Fund and AIM V.I. Government Securities Fund Subaccounts, or as of May 1, 2005 (the effective date of the Subaccounts) for the four American Century Fund Subaccount, the Dreyfus IP Technology Growth Portfolio Subaccount, the Oppenheimer Capital Appreciation Fund VA Subaccount, the Oppenheimer Main Street Fund VA Subaccount, the PIMCO High Yield Portfolio Subaccount and the PIMCO Real Return Portfolio Subaccount. The beginning Accumulation Unit Value for the Merrill Lynch Domestic Money Market V.I. Fund Subaccount and the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of December 7, 1995 and May 1, 1997, respectively.


FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

Yield Data

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

Total Return Data

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The CDSC reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented, assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form. Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return;

-     illustrate investment returns by graphs, charts, or otherwise.

                                   PORTFOLIOS

The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


PORTFOLIO / ADVISOR                                                INVESTMENT OBJECTIVE
AIM V.I. FUNDS

AIM V.I. CAPITAL DEVELOPMENT FUND -        The fund's investment objective is long-term growth of capital.  The fund
SERIES I SHARES                            seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized
Advisor - A I M Advisors, Inc.             companies.  The fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. GOVERNMENT SECURITIES FUND -      The fund's investment objective is to achieve a high level of current income
SERIES I SHARES                            consistent with reasonable concern for safety of principal.  The fund seeks to meet its objective by investing normally, at least 80% of its net assets,
Advisor - A I M Advisors, Inc.             plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the United States
                                           Government.  The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. The fund may also invest up to 20% of its net assets in foreign securities.

PORTFOLIO / ADVISOR                                                INVESTMENT OBJECTIVE
AIM V.I. PREMIER EQUITY FUND - SERIES I    The fund's investment objective is to achieve long-term growth of capital.
SHARES                                     Income is a secondary objective.  The fund seeks to meet its objectives by investing normally, at least 80% of its net assets, plus the amount of any
Advisor - A I M Advisors, Inc.             borrowings, for investment purposes, in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally.  The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital.  The fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AMERICAN CENTURY VARIABLE PORTFOLIOS

AMERICAN CENTURY VP LARGE COMPANY VALUE    The American Century VP Large Company Value Fund seeks long-term capital
FUND-CLASS I                               growth.  Income is a secondary objective.  Under normal market conditions, the Portfolio will have at least 80% of its assets in equity securities of
Advisor - American Century Investment      companies comprising the Russell 1000(R) Index.  In selecting stocks for the
Management, Inc.                           Portfolio, the fund managers look for companies whose stock price may not reflect the companies' value.  The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level of the fund managers believe more accurately reflects the fair value of the company.

AMERICAN CENTURY VP MID-CAP VALUE          The American Century VP Mid Cap Value Fund seeks long-term capital growth.
FUND-CLASS I                               Income is a secondary objective.  In selecting stocks for the Portfolio, the fund managers look for companies whose stock price may not reflect the
Advisor - American Century Investment      companies' value.  The fund will invest at least 80% of its assets in
Management, Inc.                           securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000(R) Index, excluding the largest 100 such companies.  The fund managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap(R) Index.

AMERICAN CENTURY VP ULTRA(R) - CLASS I     The Fund seeks long-term growth. Its managers look for stocks of large
SHARES                                     companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for
Advisor - American Century Investment      companies with earnings and revenues that are not only growing, but growing
Management, Inc.                           at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

AMERICAN CENTURY VP VISTA(SM)              The American Century VP Vista Portfolio seeks long-term capital growth.  The
FUND-CLASS I                               fund's manager looks for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment
Advisor - American Century Investment      strategy.  Using this strategy the fund manager looks for companies with
Management, Inc.                           earnings and revenues that are not only growing but growing at a successively faster, or accelerating, pace.  The fund manager also looks for companies whose growth rates, although still negative, are less negative than in prior periods.

DREYFUS PORTFOLIOS

DREYFUS INVESTMENT PORTFOLIOS              The Dreyfus Technology Growth Portfolio seeks capital appreciation.  To
("IP") TECHNOLOGY GROWTH                   pursue this goal, the Portfolio normally invests at least 80% of its assets
PORTFOLIO-INITIAL SHARES                   in the stocks of growth companies of any size that the fund manager believes to be leading procedures or beneficiaries of technological innovation.  In
Advisor - The Dreyfus Corporation          choosing stocks, the fund manager looks for technology companies with the potential for strong earning or revenue growth rates, although some of the
                                           Portfolio's securities may be experiencing losses.  The Portfolio focuses on the technology sectors that are expected to outperform on a relative scale.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH    The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital
FUND, INC.-INITIAL SHARES                  growth with current income as a secondary goal.  To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of
Advisor - The Dreyfus Corporation          companies that Dreyfus believes meet traditional investment standards and
Sub-Advisor - NCM Capital Management       conduct their business in a manner that contributes to the enhancement of
Group, Inc.                                the quality of life in America.

PORTFOLIO / ADVISOR                                                INVESTMENT OBJECTIVE
DREYFUS STOCK INDEX FUND-INITIAL SHARES    The Dreyfus Stock Index Fund seeks to match the total return of the Standard
                                           & Poor's 500 Composite Stock Price Index.  To pursue this goal, the Fund
Advisor - The Dreyfus Corporation          generally invests in all 500 stocks in the S&P 500(R) in proportion to their
Index Manager - Mellon Equity Associates   weighting in the index.  The Fund is not sponsored, endorsed, sold or
(an affiliate of Dreyfus)                  promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

DREYFUS VARIABLE INVESTMENT FUND           The VIF Appreciation Portfolio seeks to provide long-term capital growth
("VIF") APPRECIATION PORTFOLIO-INITIAL     consistent with the preservation of capital.  Its secondary goal is current
SHARES                                     income.  To pursue these goals, the portfolio invests at least 80% of its assets in common stocks.  The portfolio focuses on "blue chip" companies
Advisor - The Dreyfus Corporation          with total market values of more than $5 billion at the time of purchase.
Sub-Advisor - Fayez Sarofim & Co.

DREYFUS VARIABLE INVESTMENT FUND           The Portfolio seeks capital growth.  To pursue this goal, the portfolio
("VIF") DEVELOPING LEADERS                 normally invests at least 80% of its assets in the stocks of companies
PORTFOLIO-INITIAL SHARES                   Dreyfus believes to be characterized by new or innovative products, services
(Formerly Small Cap Portfolio)             or processes having the potential to enhance earnings or revenue growth.
                                           Based on current market conditions, the portfolio primarily invests in
Advisor - The Dreyfus Corporation          market capitalizations of less than $2 billion at the time of purchase.

DREYFUS VARIABLE INVESTMENT FUND           The VIF Growth and Income Portfolio seeks long-term capital growth, current
("VIF") GROWTH AND INCOME                  income and growth of income, consistent with reasonable investment risk. To
PORTFOLIO-INITIAL SHARES                   pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers.
Advisor - The Dreyfus Corporation

DREYFUS VARIABLE INVESTMENT FUND           The VIF Money Market Portfolio seeks to provide as high a level of current
("VIF") MONEY MARKET PORTFOLIO             income as is consistent with the preservation of capital and the maintenance of liquidity. This Portfolio invests in a diversified portfolio of high
Advisor - The Dreyfus Corporation          quality short-term debt securities. An investment in the Money Market
                                           Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

JANUS ASPEN SERIES

JANUS ASPEN SERIES-BALANCED PORTFOLIO      This diversified portfolio seeks long-term capital growth, consistent with
INSTITUTIONAL SHARES                       preservation of capital and balanced by current income.  The Portfolio normally invests 40-60% of its assets in securities selected primarily for
Advisor - Janus Capital Management LLC     their growth potential and 40-60% of its assets in securities selected primarily for their income potential.  The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

JANUS ASPEN SERIES FORTY PORTFOLIO         This non-diversified portfolio is designed for long-term growth of capital by
(FORMERLY CAPITAL APPRECIATION             investing primarily in a core group of 20-30 common stocks selected for their
PORTFOLIO) - INSTITUTIONAL SHARES          growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.
Advisor- Janus Capital Management LLC

PORTFOLIO / ADVISOR                                                INVESTMENT OBJECTIVE
JANUS ASPEN SERIES-INTERNATIONAL GROWTH    This diversified portfolio seeks long-term growth of capital by investing,
PORTFOLIO SERVICE SHARES                   under normal circumstances, at least 80% of its net assets in securities from at least five different countries, excluding the United States.
Advisor - Janus Capital Management LLC     International investing may present special risks, including currency fluctuations and social and political developments.

JANUS ASPEN SERIES-MID CAP GROWTH          This diversified portfolio seeks long-term growth of capital by investing
PORTFOLIO INSTITUTIONAL SHARES             primarily in common stocks selected for their growth potential, and normally invests at least 80% of its net assets in medium-sized companies.
Advisor - Janus Capital Management LLC

MERRILL LYNCH VARIABLE SERIES FUND, INC.

MERRILL LYNCH VSF BASIC VALUE V.I. FUND    The investment objective of the Basic Value V.I. Fund is to seek capital appreciation and, secondarily, income by investing primarily in stocks that
Advisor - Merrill Lynch Investment         Portfolio management believes are undervalued and therefore represent basic
Managers, L.P                              investment value.  The Portfolio seeks opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations.  Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio.  See the attached prospectus for more information regarding the
                                           Portfolio.

MERRILL LYNCH VSF DOMESTIC MONEY MARKET    The investment objective of the Domestic Money Market V.I. Fund is to seek
V.I. FUND                                  preservation of capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in
Advisor - Merrill Lynch Investment         short-term domestic money market securities.  The Portfolio's goals are to
Managers, L.P                              produce current income while attempting to maintain a share value of $1.00.
                                           See the attached prospectus for more information regarding the Portfolio.

MERRILL LYNCH VSF GLOBAL ALLOCATION V.I.   The investment objective of the Global Allocation V.I. Fund is to seek high
FUND                                       total investment return by investing primarily in a portfolio of equity, fixed income, and money market securities, including convertible securities,
Advisor - Merrill Lynch Investment         of U.S. and Foreign issuers.  The Portfolio seeks to achieve its objective
Managers, L.P                              by investing primarily in securities of government and corporate issuers located in the U.S., Canada, Western Europe, the Far East Australia, and
                                           Latin America.  In selecting equity investments, the Fund primarily seeks securities that management believes to be under valued.  The Fund may buy debt securities of varying maturities and qualities, including "junk"
                                           bonds.  The Fund may also invest in certain types of derivatives.  Investing on an international basis involves special considerations.  See the attached prospectus for more information regarding the Portfolio.

PORTFOLIO / ADVISOR                                                INVESTMENT OBJECTIVE
MERRILL LYNCH VSF HIGH CURRENT INCOME      The primary investment objective of the High Current Income V.I. Fund is to
V.I. FUND                                  obtain a high level of current income. As a secondary objective, the
                                           Portfolio seeks capital appreciation when consistent with its primary
Advisor - Merrill Lynch Investment         objective. The Portfolio primarily invests in fixed-income securities with
Managers, L.P                              lower credit quality, which means equivalent to or below the fourth highest rating level of recognized rating agencies, or in unrated securities of comparable quality. Also known as "junk bonds," investments in these securities entail relatively greater risk of loss of income or principal.
                                           An investment in this Portfolio may not be appropriate as the exclusive investment to fund a contract. See the attached prospectus for more information regarding the Portfolio.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER CAPITAL APPRECIATION           The Fund seeks capital appreciation by investing in securities of well-known,
FUND VA - INITIAL SERIES                   established companies.

Advisor - Oppenheimer Funds

OPPENHEIMER MAIN STREET FUND(R) VA         The Fund seeks high total return (which includes growth in the value of its
- INITIAL SERIES                           shares as well as current income) from equity and debt securities.

Advisor - Oppenheimer Funds

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT HIGH YIELD PORTFOLIO -           The Portfolio seeks maximum total return, consistent with preservation of
ADMINISTRATIVE CLASS                       capital and prudent investment management. The Portfolio invests at least
                                           80% of its assets in a diversified portfolio of high yield securities
Advisor - Pacific Investment               ("junk bonds") rated below investment grade but rated at least B by Moody's
Management Company LLC                     or S&P, or, if unrated, determined by PIMCO to be of comparable quality.
                                           Effective June 1, 2004, the High Yield Portfolio's quality guideline will change, permitting the Portfolio to invest in securities with lower-quality credit ratings. Under the new guidelines, the Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT REAL RETURN PORTFOLIO -          The Portfolio seeks maximum real return consistent with preservation
ADMINISTRATIVE CLASS                       of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in
Advisor - Pacific Investment               inflation-indexed bonds of varying maturities issued by the U. S. and
Management Company LLC                     non-U. S. governments, their agencies or government-sponsored enterprises and corporations.

SCUDDER VIT FUNDS

SCUDDER VIT EAFE(R) EQUITY                 Investments in securities of foreign issuers present greater risks
INDEX (1)                                  including currency fluctuations and changes in political/economic conditions. Foreign securities markets generally exhibit greater price
Advisor - Deutsche Asset                   volatility and are less liquid than the US markets. Derivatives may be
Management, Inc.                           more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance. The EAFE(R) Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan
                                           Stanley and has been licensed for use by the VIT EAFE(R) Index Fund's investment advisor.

SCUDDER VIT SMALL CAP INDEX(1)             Investments in small-size company stocks generally carry greater risks than are typically associated with larger companies for various reasons such as
Advisor - Deutsche Asset                   steeper price fluctuations, narrower markets, limited financial resources,
Management, Inc.                           and less liquid stock. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

                                           "Russell 2000(R)" is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund's investment advisor.


(1) Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.





VAN KAMPEN UIF CORE PLUS FIXED INCOME      The investment objective of the Core Plus Fixed Income Portfolio is to seek
PORTFOLIO-CLASS I                          above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Adviser - Van Kampen(1)                    The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The
                                           Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as "junk bonds").

VAN KAMPEN UIF U.S.  MID CAP               The investment objective of the Mid Cap Value Portfolio is to seek
VALUE PORTFOLIO - CLASS I                  above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio
Adviser - Van Kampen(1)                    invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency.

VAN KAMPEN UIF U.S. REAL ESTATE            The investment objective of the U.S. Real Estate Portfolio is to seek
PORTFOLIO-CLASS I                          above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate
Adviser - Van Kampen(1)                    industry, including real estate investment trusts (REITs).


(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                             THE SEPARATE ACCOUNT(R)

The Separate Account was established by the Company on May 26, 1995 as an insurance company separate account under the laws of the State of Ohio, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

                        GREAT AMERICAN ADVISORS(R), INC.

Great American Advisors(R), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the CDSC, the annual contract maintenance fee, transfer fees, and premium taxes where applicable. There is also a charge assessed against the Separate Account. This charge is reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. This charge is the mortality and expense risk charge. The Company does not impose an administration charge.

Other than as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")
  Purpose of Charge  Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

  Amount of Charge   Up to 7% of each purchase payment depending on number
                     of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt
of purchase payment and date request for surrender       0       1       2       3       4       5       6     7 or
received                                                                                                       more

CDSC as a percentage of purchase payment surrendered     7%      6%      5%      4%      3%      2%      1%      0%

When Assessed               On partial or full surrenders of purchase payments
                            during Accumulation Period.

Assessed Against What       Purchase payments only, not earnings. See the
                            Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers                     -      Free withdrawal privilege. See the Surrenders
                                   section for information.

                            - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                            - Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

                            - If Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force fifteen years or more.

                            -      Long-Term Care Waiver Rider. See the
                                   Surrenders section for information.

                            -      If the Social Security Administration
                                   determines after the Contract is issued that the Owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                            - Successor Owner endorsement. See the Account Value section for information.

                            -      Where required to satisfy state law.

CONTRACT MAINTENANCE FEE

 Purpose of Charge          Offset expenses incurred in issuing the Contracts
                            and in maintaining the Contracts and the Separate
                            Account.

 Amount of Charge           $25.00 per year.

 When Assessed              During the Accumulation Period, the charge is
                            deducted on each anniversary of the effective date of the Contract, and at time of full surrender.
                            During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

 Assessed Against What      Amounts invested in the Subaccounts. During the
                            Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.


Waivers                     -      During the Accumulation Period if Account
                                   Value is at least $30,000 on the date the charge is due.



                            - During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $30,000.


                            - In the Company's discretion where the Company incurs reduced sales and servicing expenses.


                            - During the Benefit Payment Period where required to satisfy state law.


TRANSFER FEE
  Purpose of Charge         Offset cost incurred in administering the Contracts.

  Amount of Charge          $25 for each transfer in excess of 12 in any
                            contract year. The Company reserves the right to change the amount of this charge at any time.


  When Assessed             During the Accumulation Period.


  Assessed Against What     Deducted from amount transferred.

  Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

MORTALITY AND EXPENSE RISK
CHARGE
  Purpose of Charge         Compensation for bearing certain mortality and
                            expense risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

  Amount of Charge          Daily charge equal to 0.003446% of the daily Net
                            Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

  When Assessed             During the Accumulation Period, and during
                            the Benefit Payment Period if a variable dollar benefit is elected.

  Assessed Against What     Amounts invested in the Subaccounts. Not assessed
                            against the Fixed Account options.

  Waivers                   None.

PREMIUM TAXES
Currently some state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

DISCRETIONARY WAIVERS OF CHARGES
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

RIGHT TO CANCEL
The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the purchase payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts.

PERSONS WITH RIGHTS UNDER A CONTRACT
OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

ACCOUNT STATEMENTS
During the Accumulation Period, the Company will provide a report at least once each contract year of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

ACCOUNT VALUE
The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) the value of the Owner's interest in the Fixed Account options as of that time; (2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

      -     transfer from a Subaccount

      -     full or partial surrender from the Subaccounts

      -     payment of a death benefit

      -     application of the amounts in the Subaccounts to a settlement option

      -     deduction of the contract maintenance fee

      -     deduction of any transfer fee

SUCCESSOR OWNER ENDORSEMENT
If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased Owner becomes a Successor Owner of a Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

The Successor Owner endorsement may not be available in all states.

PURCHASE PAYMENTS
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

                                                                      TAX-QUALIFIED          NON-TAX-QUALIFIED
                                                                   --------------------      -----------------
MINIMUM INITIAL PURCHASE PAYMENT                                   $2,000                    $5,000
MINIMUM MONTHLY PAYMENTS UNDER PERIODIC PAYMENT PROGRAM            $50                       $100
MINIMUM ADDITIONAL PAYMENTS                                        $50                       $50
MAXIMUM SINGLE PURCHASE PAYMENT                                    $500,000 or Company       $500,000 or Company
                                                                   approval                  approval

The Company reserves the right to increase or decrease the minimum allowable initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the Owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

INVESTMENT OPTIONS-ALLOCATIONS
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:

      Fixed Accumulation Account Option
      One-Year Guaranteed Interest Rate Option
      Three-Year Guaranteed Interest Rate Option
      Five-Year Guaranteed Interest Rate Option
      Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

                                                                   TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                                            ----------------------------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT                        $10
MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT            $10
MINIMUM ALLOCATION TO FIXED ACCOUNT GUARANTEE PERIOD        $2,000
OPTION                                                      No amounts may be allocated to a guarantee period
                                                            option that would extend beyond the Owner's 85th
                                                            birthday or five years after the effective date of
                                                            the Contract, if later.
ALLOCATION DURING RIGHT TO CANCEL PERIOD                    No current restrictions, however the Company reserves
                                                            the right to require that purchase payment(s) be
                                                            allocated to the money market Subaccount or to the
                                                            Fixed Accumulation Account option during the right to
                                                            cancel period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

PRINCIPAL GUARANTEE PROGRAM
An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the Owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the Owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options-Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the Fixed Accumulation Account option.

TRANSFERS
During the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options.

The current restrictions on transfers are:

                                                              TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                                       ---------------------------------------------------------
MINIMUM TRANSFER FROM ANY SUBACCOUNT                   $500 or balance of Subaccount, if less
MINIMUM TRANSFER FROM FIXED ACCOUNT OPTION             $500 or balance of Fixed Accountoption, if less
MINIMUM TRANSFER TO FIXED ACCOUNT GUARANTEE
PERIOD OPTION                                          $2,000
                                                       No amounts may be transferred to a guarantee period
                                                       option that would extend beyond the Owner's 85th
                                                       birthday or five years after the effective date of the
                                                       Contract, if later.

MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER       During any contract year,20% of the Fixed Account
THAN FIXED ACCOUNT GUARANTEE PERIOD OPTION WHICH IS    option's value as of the most recent contract anniversary.
MATURING

TRANSFERS FROM FIXED ACCOUNT OPTIONS                   -      May not be made prior to first contract anniversary.

                                                       -      Amounts transferred from Fixed Account
                                                              options to Subaccounts may not be transferred
                                                              back to Fixed Account options for a period of
                                                              six months from the date of the original
                                                              transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

AUTOMATIC TRANSFER PROGRAMS
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

                                                                  MINIMUM ACCOUNT
        SERVICE                        DESCRIPTION                  REQUIREMENTS               LIMITATIONS/NOTES
-----------------------------   ---------------------------   ------------------           ---------------------------
DOLLAR COST AVERAGING           Automatic transfers from      Source of funds must be at   Dollar cost averaging
There are risks involved in     the money market Subaccount   least $10,000.  Minimum      transfers may not be made
switching between investments   to any other Subaccount(s),   transfer per month is        to any of the Fixed Account
available under the             or from the Fixed             $500.  When balance of       options.  The dollar cost
Contract.  Dollar cost          Accumulation Account option   source of funds falls        averaging transfers will
averaging requires regular      to any Subaccount(s), on a    below $500, entire balance   take place on the last
investments regardless of       monthly or quarterly          will be allocated            Valuation Date of each
fluctuating price levels and    basis.                        according to dollar cost     calendar month or quarter
does not guarantee profits or                                 averaging instructions.      as requested by the Owner.
prevent losses in a declining
market.  You should consider
your financial ability to
continue dollar cost
averaging transfers through
periods of changing price
levels.

PORTFOLIO REBALANCING           Automatically transfer        Minimum Account Value of     Transfers will take place
                                amounts between the           $10,000.                     on the last Valuation Date
                                Subaccounts and the Fixed                                  of each calendar quarter.
                                Accumulation Account option                                Portfolio rebalancing will
                                to maintain the percentage                                 not be available if the
                                allocations selected by the                                dollar cost averaging
                                Owner.                                                     program or an interest
                                                                                           sweep from the Fixed
                                                                                           Accumulation Account option
                                                                                           is being utilized.

INTEREST SWEEP                  Automatic transfers of the    Balance of each Fixed        Interest sweep transfers
                                income from any Fixed         Account option selected      will take place on the last
                                Account option(s) to any      must be at least $5,000.     Valuation Date of each
                                Subaccount(s).                Maximum transfer from each   calendar quarter. Interest
                                                              Fixed Account option         sweep is not available from
                                                              selected is 20% of such      the Seven-Year Guaranteed
                                                              Fixed Account option's       Interest Rate Option if the
                                                              value per year.  Amounts     Principal Guarantee Program
                                                              transferred under the        is selected.
                                                              interest sweep program
                                                              will reduce the 20%
                                                              maximum transfer amount
                                                              otherwise allowed.

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.


RESTRICTIONS ON TRANSFERS; DISRUPTIVE TRADING, MARKET TIMING AND FREQUENT TRANSFERS


Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as "market-timing" or "short-term trading"). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.


The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:


-     the dilution of Accumulation Unit Values or Portfolio net asset values;

- Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

-     increased administrative costs due to frequent purchases and redemptions.

To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.

U.S. MAIL RESTRICTIONS

The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.

As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:

      TRADING BEHAVIOR                       THE COMPANY'S RESPONSE
6 or more transfer events in    The Company will mail a letter to the Contract
one Contract year quarter       Owner notifying them that:

                                    (1) they have been identified as engaging in
                                        harmful trading practices; and

                                    (2) if their transfer events exceed 12 in
                                        one Contract year, the Owner will be
                                        limited to submitting transfer requests
                                        via regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed).

More than 12 transfer events    The Company will automatically limit the
in one Contract year            Contract Owner to submitting transfer requests
                                via regular first-class U.S. mail.

On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the "Other Restrictions" provision below.

MANAGERS OF MULTIPLE CONTRACTS

Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.

OTHER RESTRICTIONS

The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:

      -     the dollar amount involved in the transfer event

      -     the total assets of the Portfolio involved in the transfer event;

      - the number of transfer events completed in the current Contract year quarter; or

      - whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformily and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

SURRENDERS

An Owner may surrender a Contract either in full or in part during the Accumulation Period. A CDSC may apply on surrender. The restrictions and charges on surrenders are:

                                                         TAX-QUALIFIED                               NON-TAX-QUALIFIED
MINIMUM AMOUNT OF PARTIAL SURRENDER                                           $500

MINIMUM REMAINING SURRENDER VALUE AFTER
PARTIAL SURRENDER                                                             $500

AMOUNT AVAILABLE FOR SURRENDER (valued         Account Value less applicable CDSC,          Account Value less applicable CDSC,
as of end of Valuation Period in which         subject to tax law or employer plan          subject to employer plan restrictions on
request for surrender is received by the       restrictions on withdrawals                  withdrawals
Company)

TAX PENALTY FOR EARLY WITHDRAWAL               When applicable, 10% of amount
                                               distributed before age 59-1/2

CONTRACT MAINTENANCE FEE ON FULL SURRENDER     $25 (no CDSC applies to fee)

CONTINGENT DEFERRED SALES CHARGE ("CDSC")      Up to 7% of purchase payments

ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC       First from accumulated earnings (no CDSC
(order may be different for on tax             applies) and then from purchase payments
purposes)                                      "first-in, first-out" basis (CDSC may
                                               apply)

A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the surrender request unless the Owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary. If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year.

LONG-TERM CARE WAIVER RIDER

If a Contract is modified by the Long-Term Care Waiver Rider, surrenders may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent that the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender.

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the Contract anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.

The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

DEATH BENEFIT AMOUNT

The Death Benefit Amount will equal the greatest of:

      1)    the Account Value on the Death Benefit Valuation Date;

      2) the total purchase payment(s), less any partial surrenders and any CDSCs that applied to those amounts; or

      3) the largest Account Value on any contract anniversary which is an exact multiple of five and prior to the Owner's death or the Owner's 75th birthday if earlier, less any partial surrenders and any CDSCs that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payments intervals of 1 to 4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

LIFE ANNUITY: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period. The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals with interest at 3% per year, compounded annually. For tax-qualified Contracts and non-tax-qualified Internal Revenue Code ("IRC")
Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts selected is less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment. The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

                               FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities ("IRAs"), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

ROTH IRAs

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59-1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59-1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions.
Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70-1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70-1/2, the employee's retirement or other termination from employment.

PENSION AND PROFIT SHARING PLANS

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

GOVERNMENTAL DEFERRED COMPENSATION PLANS

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

NONQUALIFIED DEFERRED COMPENSATION PLANS

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers may invest in annuity contracts in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan, whether or not made from the Contract, may be subject to restrictions imposed by the IRC or by the plan.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

                               TAX-QUALIFIED PLANS
                         NONQUALIFIED DEFERRED COMPENSATION PLANS               BASIC NON-TAX-QUALIFIED CONTRACTS
PLAN TYPES           -     IRC Section 401 (Pension and Profit Sharing)        IRC Section 72 only

                     -     IRC Section 403(b) (Tax-Sheltered Annuities)

                     -     IRC Section 408 (IRA, SEP, SIMPLE IRA)

                     -     IRC Section 408A (Roth IRA)

                     -     IRC Section 457

                     -     Nonqualified Deferred Compensation

WHO MAY PURCHASE A   Natural person, employer, or employer plan.               Anyone. Non-natural person may purchase but will
CONTRACT             Nonqualified deferred compensation plans will             generally lose tax-deferred status.
                     generally lose tax-deferred status of Contract
                     itself.

TAXATION OF          If there is an after-tax "investment in the               Account Value in excess of "investment in the
SURRENDERS           contract," a pro rata portion of the amount               contract" is included in taxable income. Generally,
                     surrendered is taxable income based on the ratio of       the "investment in the contract" will equal the sum
                     "investment in the contract" to Account Value.            of all purchase payments less prior non-taxable
                     Usually, 100% of distributions from a qualified plan      withdrawals. Surrenders are deemed to come from
                     must be included in taxable income because there were     earnings first, and "investments in the contract"
                     no after-tax contributions and therefore no               last.
                     "investment in the contract." Qualified distributions
                     from Section 408A Roth IRA may be completely tax free.

                     Surrenders prior to age 59 1/2 may be subject to 10%      For a Contract purchased as part of an IRC Section
                     tax penalty (25% for a SIMPLE IRA within the first        1035 exchange which includes contributions made
                     two years of participation).                              before August 14, 1982 ("pre-TEFRA contributions")
                                                                               partial withdrawals are not taxable until the
                                                                               pre-TEFRA contributions have been returned.

                     Surrenders from tax-qualified Contracts may be            The taxable portion of any surrender prior to age 59
                     restricted to meet requirements of the Internal           1/2 may be subject to a 10% tax penalty.
                     Revenue Code or the terms of a retirement plan.

TAXATION OF          For fixed dollar benefit payments, a percentage of
BENEFIT PAYMENTS     each payment is tax free equal to the ratio of
(ANNUITY BENEFIT     after-tax "investment in the contract" (if any) to
PAYMENTS OR DEATH    the total expected payments, and the balance is
BENEFIT PAYMENTS)    included in taxable income. For variable dollar
                     benefit payments, a specific dollar amount of each
                     payment is tax free, as predetermined by a pro rata
                     formula, rather than a percentage of each payment. In
                     either case, once the after-tax "investment in the
                     contract" has been recovered, the full amount of each
                     benefit payment is included in taxable income.
                     Qualified distributions from a Section 408A Roth IRA
                     made five years or more after the first Roth IRA
                     contribution may be completely tax free. The taxable
                     portion of any payments received before age 59 1/2
                     may be subject to a 10% tax penalty (25% for SIMPLE
                     IRA payments with in the first 2 years of
                     participation). Tax penalties do not apply to any
                     payments after the death of the Owner.

TAXATION OF LUMP     Taxed to recipient generally in same manner as full
SUM DEATH BENEFIT    surrender. Tax penalties do not apply to death
PAYMENT              benefit distributions.

ASSIGNMENT OF        Assignment and transfer of Ownership generally not        Generally, deferred earnings become taxable to
CONTRACT/ TRANSFER   permitted.                                                transferor at time of transfer and transferee
OF OWNERSHIP                                                                   receives an "investment in the contract" equal to the
                                                                               Account Value at that time. Gift tax consequences are
                                                                               not discussed herein.

WITHHOLDING          Eligible rollover distributions from Section 401,         Generally, Payee may elect to have taxes withheld or
                     Section 403(b), and governmental Section 457 plan         not.
                     Contracts subject to 20% mandatory withholding on
                     taxable portion unless direct rollover. Other Section
                     457 plan benefits and nonqualified deferred
                     compensation plan benefits subject to wage
                     withholding. For all other payments, Payee may elect
                     to have taxes withheld or not

                           GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor (0.99991789) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site http://www.sec.gov. The registration number for the Registration Statement is 33-65409.

                         OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may request additional information about householding by contacting the Company at 1-800-789-6771.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS

The Company and Great American Advisors(R), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:


                                                                  Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) ...................     2
  General Information and History .............................     2
  State Regulations ...........................................     2
SERVICES ......................................................     2
  Safekeeping of Separate Account Assets ......................     2
  Records and Reports .........................................     2
  Experts .....................................................     2
DISTRIBUTION OF THE CONTRACTS .................................     2
CALCULATION OF PERFORMANCE INFORMATION ........................     3
  Money Market Subaccount Standardized Yield Calculation ......     3
  Average Annual Total Return Calculation .....................     3
  Cumulative Total Return Calculation .........................     4
  Standardized Average Annual Total Return Data ...............     5
  Non-Standardized Average Annual Total Return Data ...........     6
  Other Performance Measures ..................................     8
BENEFIT UNITS-TRANSFER FORMULAS ...............................    10
FEDERAL TAX MATTERS ...........................................    11
  Taxation of Separate Account Income .........................    11
  Tax Deferred Status of Non Qualified Contracts ..............    12
FINANCIAL STATEMENTS ..........................................    12



Copies of the Statement of Additional Information dated May 1, 2005 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.


Name:
________________________________________________________________________________
Address:
________________________________________________________________________________
City:
________________________________________________________________________________
State:
________________________________________________________________________________
Zip:
________________________________________________________________________________

2005 Americus Prospectus

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A


             THE COMMODORE AMERICUS(R) AND THE COMMODORE NAUTICUS(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES






                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005



Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2005, for either The Commodore Americus(R) or The Commodore Nauticus(R) Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.



This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the "Closed Subaccounts") investing in the following
Portfolios:



JANUS ASPEN SERIES
-Janus Aspen Series Worldwide Growth
 Portfolio-Institutional Shares
PBHG INSURANCE SERIES FUND                       SCUDDER VIT FUNDS
-PBHG Growth II Portfolio                        -Scudder VIT Equity 500 Index Fund
-PBHG Mid-Cap Portfolio
-PBHG Select Value Portfolio                     STRONG OPPORTUNITY FUND II-INVESTOR CLASS
-PBHG Technology & Communications Portfolio



The Scudder VIT Equity 500 Index Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in the Subaccount on April 30, 2002. The Janus Aspen Series Worldwide Growth Subaccount, the PBHG Growth II Subaccount, the PBHG Mid-Cap Subaccount, the PBHG Select Value Subaccount, the PBHG Technology & Communications Portfolio, and the Strong Opportunity Fund II Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on April 29, 2005. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.



The Statement of Additional Information ("SAI") dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts, including the Closed Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Americus is 33-65409; and for The Commodore Nauticus it is 33-59861.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-     THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED.

- THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION.

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS.

-     THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE.

                                 EXPENSE TABLES

The "EXPENSE TABLES" section of the Contract Prospectus is supplemented by adding the following:

PORTFOLIO ANNUAL EXPENSES
(As a percentage of Portfolio average net assets)


                                                 MANAGEMENT     OTHER    TOTAL ANNUAL
PORTFOLIO                                           FEES      EXPENSES     EXPENSES
---------------------------------------------    ----------   --------   ------------
Janus Aspen Series Worldwide Growth Portfolio
PBHG Growth II Portfolio
PBHG Mid-Cap Portfolio
PBHG Select Value Portfolio
PBHG Technology & Communications Portfolio
Scudder VIT Equity 500 Index Fund
Strong Opportunity Fund II



(1) Data for each Portfolio are for its fiscal year ended December 31, 2004. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:






PORTFOLIO       MANAGEMENT FEES       OTHER EXPENSES       TOTAL ANNUAL EXPENSES
---------       ---------------       --------------       ---------------------


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).


These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


EXAMPLES FOR THE COMMODORE AMERICUS

(1)   If you surrender your Contract at the end of the applicable time period:


                1 YEAR            3 YEARS            5 YEARS            10 YEARS
                ------            -------            -------            --------
Maximum
Minimum


(2)   If you annuitize your Contract at the end of the applicable time period:


                1 YEAR            3 YEARS            5 YEARS            10 YEARS
                ------            -------            -------            --------
Maximum
Minimum


(3)   If you do not surrender your Contract:


                1 YEAR            3 YEARS            5 YEARS            10 YEARS
                ------            -------            -------            --------
Maximum
Minimum

EXAMPLES FOR THE COMMODORE NAUTICUS

(1)   If you surrender your Contract at the end of the applicable time period:


                1 YEAR            3 YEARS            5 YEARS            10 YEARS
                ------            -------            -------            --------
Maximum
Minimum


(2)   If you annuitize your Contract at the end of the applicable time period:


                1 YEAR            3 YEARS            5 YEARS            10 YEARS
                ------            -------            -------            --------
Maximum
Minimum


(3)   If you do not surrender your Contract:


                1 YEAR            3 YEARS            5 YEARS            10 YEARS
                ------            -------            -------            --------
Maximum
Minimum

                         CONDENSED FINANCIAL INFORMATION





The tables below give year-end Accumulation Unit Information for the Commodore Americus and Commodore Nauticus variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2004. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of July 15, 1997 (the Separate Account commencement date) for the PBHG Growth II Portfolio, the PBHG Technology & Communications Portfolio and the Strong Opportunity Fund II, or as of May 1, 1999 (the effective date of the Closed Subaccount) for the Scudder VIT Equity 500 Index Fund, or as of May 1, 2001 (the effective date of the Closed Subaccount) for the PBHG Mid-Cap Portfolio and the PBHG Select Value Portfolio.



                                                               THE COMMODORE NAUTICUS
                                            ---------------------------------------------------------
                 THE COMMODORE AMERICUS              Standard                       Enhanced
              ---------------------------   ---------------------------   ---------------------------
                               Number of                     Number of                     Number of
                             Accumulation                   Accumulation                    Accumulation
              Accumulation       Units      Accumulation       Units        Accumulation        Units           Year
               Unit Value     Outstanding    Unit Value     Outstanding      Unit Value      Outstanding       Ended
------------  ------------   ------------   ------------   -------------    ------------    ------------     ---------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                              12/31/04
                18.716398     950,344.989     18.716398      950,344.989      19.170490       88,670.515      12/31/03
                15.283446     989,812.242     15.283446      989,812.242      15.607910      102,239.939      12/31/02
                20.772109   1,054,009.275     20.772109    1,054,009.275      21.150108      131,698.513      12/31/01
                27.117779   1,014,262.905     27.117779    1,014,262.905      27.528797      117,399.826      12/31/00
                32.558270     910,884.507     32.558270      910,884.507      32.953985       95,306.242      12/31/99
                20.045287     689,148.869     20.045287      689,148.869      20.228946       14,225.653      12/31/98
                15.742391     425,739.592     15.742391      425,739.592      15.839608        3,070.952      12/31/97
                13.048360      50,730.352     13.048360       50,730.352      13.090061          271.267      12/31/96
                10.239284           0.000     10.239284            0.000      10.241132            0.000      12/31/95

PBHG                                                                                                          12/31/04
GROWTH II        9.204171     102,255.407      9.204171      102,255.407       9.388370        8,542.459      12/31/03
PORTFOLIO        7.413598      97,775.970      7.413598       97,775.970       7.539592       10,168.750      12/31/02
                10.789433      91,885.173     10.789433       91,885.173      10.940187      12,7073.001      12/31/01
                18.352148      69,096.702     18.352148       69,096.702      18.552859       18,363.934      12/31/00
                22.299325      38,048.576     22.299325       38,048.576      22.476404        3,429.359      12/31/99
                11.391453      27,306.830     11.391453       27,306.830      11.447984          763.702      12/31/98
                10.661135      15,905.540     10.661135       15,905.540      10.682296          496.211      12/31/97

PBHG MID-                                                                                                     12/31/04
CAP             10.747126     189,458.946     10.747126      189,458.946      10.832611        6,743.407      12/31/03
PORTFOLIO        8.101550     141,029.184      8.101550      141,029.184       8.141829        5,692.082      12/31/02
                10.084362      37,028.918     10.084362       37,028.918      10.104428        5,265.692      12/31/01

PBHG                                                                                                          12/31/04
SELECT VALUE     7.912817     109,379.726      7.912817      109,379.726       7.975756        2,038.765      12/31/03
PORTFOLIO        6.772767      73,177.927      6.772767       73,177.927       6.806434        1,635.575      12/31/02
                 9.151792      36,523.745      9.151792       36,523.745       9.169998        2,389.527      12/31/01

PBHG                                                                                                          12/31/04
TECHNOLOGY       7.816494     590,812.256      7.816494      590,812.256       7.973005       34,494.535      12/31/03
&                5.445411     515,305.573      5.445411      515,305.573       5.538023       34,653.760      12/31/02
COMMUNI-        11.983282     423,362.421     11.983282      423,362.421      12.150826       46,082.723      12/31/01
CATIONS         25.448858     329,398.744     25.448858      329,398.744      25.727135       32,659.122      12/31/00
PORTFOLIO       44.519838     251,774.582     44.519838      251,774.582      44.873014       25,951.046      12/31/99
                13.480010     112,549.063     13.480010      112,549.063      13.546872        2,340.838      12/31/98
                10.323925      51,276.959     10.323925       51,276.959      10.344412          156.518      12/31/97

SCUDDER
                                                                                                              2/031/04
VIT EQUITY       6.457855     148,684.290      8.174142      144,435.131       8.288159        2,314.061      12/31/03
500 INDEX        8.416925     144,467.600      6.457855      148,684.290       6.528559        3,278.448      12/31/02
FUND             9.705151     147,055.880      8.416925      144,467.600       8.483809        4,764.187      12/31/01
SUBACCOUNT      10.825867      10,177.237      9.705151      147,055.880       9.753088        8,799.951      12/31/00
                10.825867      10,177.237     10.825867       10,177.237      10.847192          757.647      12/31/99

STRONG                                                                                                        12/31/04
OPPORTUNITY     18.014249     289,568.792     18.014249      289,568.792      18.374335       27,030.179      12/31/03
FUND            13.312659     258,074.757     13.312659      258,074.757      13.538586       24,310.363      12/31/02
II-ADVISOR      18.419012     249,224.634     18.419012      249,224.634      18.675985       27,807.522      12/31/01
CLASS           19.367942     201,187.103     19.367942      201,187.103      19.579560       17,753.018      12/31/00
                18.396025     166,404.289     18.396025      166,404.289      18.542097       11,206.830      12/31/99
                13.806405     120.817.718     13.806405      120,817.718      13.874874        3,173.858      12/31/98
                12.311565      35,542.297     12.311565       35,542.297      12.335975            0.000      12/31/97

FINANCIAL STATEMENTS


The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Closed Subaccounts) are included in the SAI.

                                 THE PORTFOLIOS



The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES, THE CONTRACT PROSPECTUS AND THIS SUPPLEMENTAL PROSPECTUS CAREFULLY BEFORE MAKING ANY DECISION CONCERNING ALLOCATING ADDITIONAL PURCHASE PAYMENTS OR TRANSFERRING AMOUNTS TO ANY OF THESE CLOSED SUBACCOUNTS OR THE SUBACCOUNTS.



All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.



The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor any Portfolio makes any representations or assurances that the investment performance of the Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.



PORTFOLIO / ADVISOR                                           INVESTMENT OBJECTIVE
-------------------------------------------  --------------------------------------------------------
JANUS ASPEN SERIES
JANUS ASPEN SERIES-WORLDWIDE                 This diversified portfolio seeks long-term growth of
GROWTH PORTFOLIO INSTITUTIONAL               capital in a manner consistent with the preservation
SHARES                                       of capital by investing primarily in common stocks of
                                             companies of any size throughout the world.  International
Advisor - Janus Capital Management           investing may present special risks, including currency
LLC                                          fluctuations and social and political developments.

PBHG INSURANCE SERIES FUND

PBHG GROWTH II PORTFOLIO                     The Portfolio seeks to provide investors with capital
                                             appreciation. Under normal market conditions, the
Advisor - Pilgrim Baxter & Associates, Ltd.  Portfolio invests at least 65% of its assets in growth securities, such as common stocks, of small and medium
                                             sized companies. These companies generally have market
                                             capitalizations similar to the market capitalizations of
                                             the companies in the Russell Midcap(R)Growth Index at
                                             the time of the Portfolio's investment. The growth
                                             securities in the Portfolio are primarily common stocks
                                             that Pilgrim Baxter believes have strong business
                                             momentum, earnings growth and capital appreciation
                                             potential. The Advisor expects to focus on those growth
                                             securities whose market capitalization or annual
                                             revenues are between $500 million and $10 billion at the
                                             time of purchase.

PBHG MID-CAP PORTFOLIO                       The Portfolio seeks to provide investors with
                                             above-average total return over a 3 to 5 year market
Advisor - Pilgrim Baxter & Associates, Ltd.  cycle, consistent with reasonable risk. Under normal market conditions, the Portfolio invests at least 80% of
                                             its assets in equity securities, such as common stocks,
                                             issued by companies with market capitalization within
                                             the range of the S & P MidCap 400 Index at the time of
                                             the Portfolio's investment. The equity securities in the
                                             Portfolio are common stocks that the Advisor believes
                                             have sustainable long-term growth prospects but are
                                             currently trading at modest valuations given certain
                                             financial measurements, such as their price-to-earnings
                                             ratios, dividend income potential and earnings power.
                                             The Portfolio generally has a lower price-to-earnings
                                             ratio than the average company in the S&P MidCap 400
                                             Index and its sector weightings are generally within 10%
                                             of the Index's sector weightings.

PORTFOLIO / ADVISOR                                           INVESTMENT OBJECTIVE
-------------------------------------------  --------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO                  The Portfolio seeks to provide investors long-term
                                             growth of capital and income. Current income is a
Advisor - Pilgrim Baxter & Associates, Ltd.  secondary objective. Under normal market conditions, the
                                             Portfolio invests at least 65% of its assets in value
                                             securities, such as common stocks, of no more than 30
                                             companies with large market capitalizations. These
                                             companies generally have market capitalizations similar
                                             to the companies in the S&P 500 Index at the time of the
                                             Portfolio's investment. The securities in the Portfolio
                                             are primarily common stocks that Pilgrim Baxter believes
                                             are currently underpriced using certain financial
                                             measurements, such as their price-to-earnings ratios,
                                             dividend income potential and earnings power. Pilgrim
                                             Baxter expects to focus on those value securities whose
                                             market capitalizations are over $1 billion at the time
                                             of purchase.

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO   The Portfolio seeks to provide investors with long-term
                                             growth of capital. Current income is incidental to the
Advisor - Pilgrim Baxter & Associates, Ltd.  Portfolio's goal. Under normal market conditions, the
                                             Portfolio, a non-diversified fund, will invest at least
                                             80% of its assets in common stocks of companies doing
                                             business in the technology and communications sector of
                                             the market. In addition, the Portfolio is concentrated
                                             which means it will invest 25% or more of its total
                                             assets in the groups of the industries within that
                                             sector. The portfolio invests in companies that may be
                                             responsible for breakthrough products or technologies or
                                             may be positioned to take advantage of cutting-edge
                                             developments.

SCUDDER VIT FUNDS

SCUDDER VIT EQUITY 500 INDEX FUND(1)         The Equity 500 Index Fund seeks to replicate as closely
                                             as possible (before deduction of expenses) the total
Advisor - Deutsche Asset Management, Inc.    return of the Standard & Poor's 500 Composite Stock
                                             Price Index (the "S&P 500(R)"), which emphasizes stocks
                                             of large U.S. companies. The Fund will invest primarily
                                             in the common stock of those companies included in the
                                             S&P 500 that are deemed representative of the industry
                                             diversification of the entire S&P 500. There is no
                                             guarantee that the portfolio will be able to mirror the
                                             performance of the index closely enough to track its
                                             performance. The Standard & Poor's 500 Index (S&P 500)
                                             is an unmanaged group of large-company stocks. The index
                                             reflects reinvestment of all distributions. It is not
                                             possible to invest directly in the index.

STRONG OPPORTUNITY FUND II, INC.

STRONG OPPORTUNITY FUND II - ADVISOR CLASS   The Strong Opportunity Fund II invests, under normal
                                             conditions, primarily in stocks of medium-capitalization
Advisor - Strong Investments                 companies that the fund's managers believe are
                                             under-priced, yet have attractive growth prospects. The
                                             managers base the analysis on a company's "Private
                                             Market Value" - the price an investor would be willing
                                             to pay for the entire company given its management,
                                             financial health and growth potential. The managers
                                             determine a company's Private Market Value based on a
                                             fundamental analysis of a company's cash flows, asset
                                             valuations, competitive situation and franchise value.
                                             The manager may sell a stock when its price no longer
                                             compares favorably with the company's Private Market
                                             Value.



(1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management Americas Inc., and Scudder Trust Company.

EXPENSES OF THE PORTFOLIO


In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and SAIs for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).


INVESTMENT OPTIONS-ALLOCATIONS


You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may also allocate purchase payments to the Scudder VIT Equity 500 Index Fund Subaccount described in this Supplemental Prospectus only if you held Accumulation Units in the Scudder VIT Equity 500 Index Fund Subaccount as of April 30, 2002. You may allocate purchase payments to the PBHG Growth II Portfolios, the PBHG Mid Cap Portfolio, the PBHG Select Value Portfolio, the PBHG Technology & Communications Portfolio, and the Strong Opportunity Fund II only if you held Accumulation Units in the respective Closed Subaccount as of April 29, 2005. Each of these investment options will become unavailable to you once you no longer have Accumulation Units in that Closed Subaccount.

                  CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS


As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.



THE COMPANY IS CURRENTLY SEEKING APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE PORTFOLIOS IN WHICH THE PBHG GROWTH II SUBACCOUNT, THE PBHG MID-CAP SUBACCOUNT, THE PBHG SELECT VALUE SUBACCOUNT, THE PBHG TECHNOLOGY & COMMUNICATIONS SUBACCOUNT, THE SCUDDER VIT EQUITY 500 INDEX SUBACCOUNT AND THE STRONG OPPORTUNITY FUND II - INVESTOR CLASS SUBACCOUNT INVEST. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE PORTFOLIOS IN WHICH THE CLOSED SUBACCOUNTS INVEST AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS.



WE HOPE TO OBTAIN APPROVAL FOR THE SUBSTITUTION BY SEPTEMBER 30, 2004 AND WE EXPECT THAT THE AUTOMATIC REDEMPTION RELATED TO ANY APPROVED SUBSTITUTION WILL OCCUR BEFORE MAY 1, 2006.


(Supplemental Prospectus - A Closed Funds)

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A

                            THE COMMODORE AMERICUS(R)
                 INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES


                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005



Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2005, for The Commodore Americus Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.



THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTIONS: ONE-YEAR GUARANTEED INTEREST RATE OPTION AND THREE-YEAR GUARANTEED INTEREST RATE OPTION (THE "UNAVAILABLE FIXED ACCOUNT OPTIONS"). AS OF MAY 1, 2005, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO EITHER OF THE UNAVAILABLE FIXED ACCOUNT OPTIONS. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE UNAVAILABLE FIXED ACCOUNT OPTIONS DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.



The Statement of Additional Information ("SAI") dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Americus is 033-65409.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-     THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-     THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
      UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-     THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

(Prospectus Supplement - Fixed Account - Americus)

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A



             THE COMMODORE AMERICUS(R) AND THE COMMODORE NAUTICUS(R)
            INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005






This Statement of Additional Information supplements the current prospectuses for either The Commodore Americus(R) or The Commodore Nauticus(R) Variable Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account A ("Separate Account"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.



A copy of either of the prospectuses dated May 1, 2005, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company(R), Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS


                                                                     PAGE
                                                                     ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)                            2
     GENERAL INFORMATION AND HISTORY                                   2
     STATE REGULATIONS                                                 2
SERVICES                                                               2
     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS                            2
     RECORDS AND REPORTS                                               2
     EXPERTS                                                           2
DISTRIBUTION OF THE CONTRACTS                                          3
CALCULATION OF PERFORMANCE INFORMATION                                 3
     MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION            3
     AVERAGE ANNUAL TOTAL RETURN CALCULATION                           4
     CUMULATIVE TOTAL RETURN CALCULATION                               5
     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                     6
     NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                 8
     OTHER PERFORMANCE MEASURES                                       10
BENEFIT UNITS - TRANSFER FORMULAS                                     11
FEDERAL TAX MATTERS                                                   11
     TAXATION OF SEPARATE ACCOUNT INCOME                              11
     TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS                      12
FINANCIAL STATEMENTS                                                  12

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.


The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group(R), Inc., a publicly traded holding company (NYSE: AFG).


STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

EXPERTS


The financial statements of the Separate Account and the financial statements of the Company at December 31, 2004 and 2003, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts to new purchasers has been suspended. Existing Contract or Certificate owners may make additional purchase payments, however. Although the Company does not anticipate any further offering of the Contracts to new purchasers, the Company reserves the right to resume offering any one or more of the Contracts.


The approximate commissions received and retained by Great American Advisors(R), Inc. ("GAA") for sale of the Contracts for each of the last three fiscal years are as follows:



                                       Year Ended
               ----------------------------------------------------------
Contract and        12/31/04            12/31/2003         12/31/2002
Registration   ------------------  ------------------  ------------------
     No.       Received  Retained  Received  Retained  Received  Retained
-------------  --------  --------  --------  --------  --------  --------
The Commodore   $         $        $427,206  $131,025  $462,008  $149,635
Americus(R)
33-59861

The Commodore
Nauticus(R)
33-65409        $         $        $167,094  $ 31,163  $291,619  $ 59,232


                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

   Where:

  BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit
              Value ("AUV") for the Money Market Subaccount over a
                      7-day period determined as follows:

                   AUV at end of 7-day period - AUV at beginning of 7-day period
                   -------------------------------------------------------------
                                 AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) (365)/7)] - 1


The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2004 are as follows:



 Contract and Registration      Total Separate Account
            No.                        Charges                Yield        Effective Yield
 -------------------------      ----------------------        -----        ---------------
The Commodore Americus(R)
        33-59861

The Commodore Nauticus(R)
        33-65409


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative office toll free at 1-800-789-6771.

In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or Contract (or certificate) maintenance fees that may be applicable on surrender under any Contract.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)(n) = ERV

Where:

        P   = a hypothetical initial payment of $1,000

        T   = average annual total return

        N   = number of years

        ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return for the Contracts may be presented in either standardized or non-standardized form. Average annual total return data for the Contracts may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or certificate) maintenance fees, contingent deferred sales charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges, but not Contract (or certificate) maintenance fees or contingent deferred sales charges. The Contracts are not subject to an administration charge. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

        CTR = the cumulative total return net of Subaccount recurring charges, other than the contract (or certificate) maintenance fee, for the period

        ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

        P   = a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract (or certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the contract (or certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

                                                                                      THE COMMODORE AMERICUS(R)
                                                                                      THE COMMODORE NAUTICUS(R)
                                                                                          S.E.C. FILE NOS.
                                                                                              33-59861
                                                                                              33-65409
                                                                                     ----------------------------
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                                 STANDARD(1)
(Data reflects deduction of all recurring charges including                                    CONTRACTS
contingent deferred sales charges and contract (or certificate)                      ----------------------------
maintenance fees - data is the same for all Standard Contracts)                                            FROM
ALL PERIODS                                                                                             INCEPTION
ENDING 12/31/2004                                                                    1 YEAR    5 YEARS   DATE(2)
-----------------                                                                    ------    -------  ---------
AIM V.I. Capital Development Fund-Series I Shares(3)
AIM V.I. Government Securities Fund- Series I Shares(3)
AIM V.I. Premier Equity Fund-Series I Shares(3)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F. Appreciation Portfolio-IS
Dreyfus V.I.F. Developing Leaders Portfolio-IS(5)
Dreyfus V.I.F. Growth and Income Portfolio-IS(5)
Dreyfus V.I.F. Money Market Portfolio (5)
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty (formerly Capital Appreciation) Portfolio-IS(4)
Janus Aspen Series International Growth Portfolio-SS(3)
Janus Aspen Series Mid Cap Growth Portfolio-IS
Janus Aspen Series Worldwide Growth Portfolio-IS
Merrill Lynch Basic Value V.I. Fund
Merrill Lynch Domestic Money Market V.I. Fund
Merrill Lynch Global Allocation V.I. Fund
Merrill Lynch High Current Income V.I. Fund
PBHG Growth II Portfolio(5)
PBHG Mid-Cap Portfolio(3)
PBHG Select Value Portfolio(3)
PBHG Technology & Communications Portfolio(5)
Scudder VIT EAFE(R) Equity Index Fund(4)
Scudder VIT Equity 500 Fund(4)
Scudder VIT Small Cap Index Fund(4)
Strong Opportunity Fund II(5)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(5)
Van Kampen UIF U.S. Real Estate Portfolio-Class I(5)


1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.


2/ From Separate Account Commencement date (12/7/95) to 12/31/2004 unless otherwise noted.



3/ From inception date of Subaccount (5/1/01) to 12/31/2004.



4/ From inception date of Subaccount (5/1/99) to 12/31/2004.



5/ From inception date of Subaccount (5/1/97) to 12/31/2004.

                                                                                      THE COMMODORE AMERICUS(R)
                                                                                          S.E.C. FILE NOS.
                                                                                              33-59861
                                                                                     ----------------------------
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                                 ENHANCED(1)
(Data reflects deduction of all recurring charges including                                    CONTRACTS
contingent deferred sales charges and contract (or certificate)                      ----------------------------
maintenance fees - data is the same for all Enhanced Contracts)                                            FROM
ALL PERIODS                                                                                             INCEPTION
ENDING 12/31/2004                                                                    1 YEAR    5 YEARS   DATE(2)
-----------------                                                                    ------    -------  ---------
AIM V.I. Capital Development Fund-Series I Shares(3)
AIM V.I. Government Securities Fund- Series I Shares(3)
AIM V.I. Value Fund-Series I Shares(3)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F. Appreciation Portfolio-IS
Dreyfus V.I.F. Developing Leaders Portfolio-IS(5)
Dreyfus V.I.F. Growth and Income Portfolio-IS(5)
Dreyfus V.I.F. Money Market Portfolio (5)
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty (formerly Capital Appreciation) Portfolio-IS(4)
Janus Aspen Series International Growth Portfolio-SS(3)
Janus Aspen Series Mid Cap Growth Portfolio-IS
Janus Aspen Series Worldwide Growth Portfolio-IS
Merrill Lynch Basic Value V.I. Fund
Merrill Lynch Domestic Money Market V.I. Fund
Merrill Lynch Global Allocation V.I. Fund
Merrill Lynch High Current Income V.I. Fund
PBHG Growth II Portfolio(5)
PBHG Mid-Cap Portfolio(3)
PBHG Select Value Portfolio(3)
PBHG Technology & Communications Portfolio(5)
Scudder VIT EAFE(R) Equity Index Fund(4)
Scudder VIT Equity 500 Fund(4)
Scudder VIT Small Cap Index Fund(4)
Strong Opportunity Fund II(5)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(5)
Van Kampen UIF U.S. Real Estate Portfolio-Class I(5)



1/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.



2/ From Separate Account Commencement date (12/7/95) to 12/31/2004 unless otherwise noted.



3/ From inception date of Subaccount (5/1/01) to 12/31/2004.



4/ From inception date of Subaccount (5/1/99) to 12/31/2004.



5/ From inception date of Subaccount (5/1/97) to 12/31/2004.

                                                                                  THE COMMODORE AMERICUS(R)
                                                                                  THE COMMODORE NAUTICUS(R)
                                                                                      S.E.C. FILE NOS.
                                                                                          33-59861
                                                                                          33-65409
NON STANDARDIZED                                                            ---------------------------------------
AVERAGE ANNUAL TOTAL RETURN DATA                                                         STANDARD(1)
(Data  reflects  deduction of mortality and expense risk charges,  but                    CONTRACTS
not  contingent  deferred  sales charges or contract (or  certificate)      ---------------------------------------
maintenance fees - data is the same for all Standard Contracts)                                             FROM
ALL PERIODS                                                                                               INCEPTION
ENDING 12/31/2004                                                           1 YEAR         5 YEARS         DATE(2)
-----------------                                                           ------         -------        ---------
AIM V.I. Capital Development Fund-Series I Shares(3)
AIM V.I. Government Securities Fund- Series I Shares(3)
AIM V.I. Value Fund-Series I Shares(3)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F. Appreciation Portfolio-IS
Dreyfus V.I.F. Developing Leaders Portfolio-IS(5)
Dreyfus V.I.F. Growth and Income Portfolio-IS(5)
Dreyfus V.I.F. Money Market Portfolio (5)
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty (formerly Capital Appreciation) Portfolio-IS(4)
Janus Aspen Series International Growth Portfolio-SS(3)
Janus Aspen Series Mid Cap Growth Portfolio-IS
Janus Aspen Series Worldwide Growth Portfolio-IS
Merrill Lynch Basic Value V.I. Fund
Merrill Lynch Domestic Money Market V.I. Fund
Merrill Lynch Global Allocation V.I. Fund
Merrill Lynch High Current Income V.I. Fund
PBHG Growth II Portfolio(5)
PBHG Mid-Cap Portfolio(3)
PBHG Select Value Portfolio(3)
PBHG Technology & Communications Portfolio(5)
Scudder VIT EAFE(R) Equity Index Fund(4)
Scudder VIT Equity 500 Fund(4)
Scudder VIT Small Cap Index Fund(4)
Strong Opportunity Fund II(5)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(5)
Van Kampen UIF U.S. Real Estate Portfolio-Class I(5)


1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.


2/ From Separate Account Commencement date (12/7/95) to 12/31/2004 unless otherwise noted.



3/ From inception date of Portfolio (10/1/97) to 12/31/2004.



4/ From inception date of Portfolio (8/22/97) to 12/31/2004.



5/ From inception date of Subaccount (5/1/97) to 12/31/2004.

                                                                                     THE COMMODORE AMERICUS(R)
                                                                                         S.E.C. FILE NO.
                                                                                             33-59861
NON STANDARDIZED                                                            ---------------------------------------
AVERAGE ANNUAL TOTAL RETURN DATA                                                           ENHANCED(1)
(Data reflects deduction of mortality and expense risk charges,                             CONTRACTS
but not contingent deferred sales charges or contract (or certificate)      ---------------------------------------
maintenance fees - data is the same for all Enhanced Contracts)                                             FROM
ALL PERIODS                                                                                               INCEPTION
ENDING 12/31/2004                                                           1 YEAR        5 YEARS          DATE(3)
-----------------                                                           ------        -------         ---------
AIM V.I. Capital Development Fund-Series I Shares(3)
AIM V.I. Government Securities Fund- Series I Shares(3)
AIM V.I. Value Fund-Series I Shares(3)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F. Appreciation Portfolio-IS
Dreyfus V.I.F. Growth and Income Portfolio-IS(5)
Dreyfus V.I.F. Small Cap Portfolio-IS(5)
Dreyfus V.I.F. Money Market Portfolio (5)
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty (Formerly Capital Appreciation) Portfolio-IS(4)
Janus Aspen Series International Growth Portfolio-SS(3)
Janus Aspen Series Mid Cap Growth Portfolio-IS
Janus Aspen Series Worldwide Growth Portfolio-IS
Merrill Lynch Basic Value V.I. Fund
Merrill Lynch Domestic Money Market V.I. Fund
Merrill Lynch Global Allocation V.I. Fund
Merrill Lynch High Current Income V.I. Fund
PBHG Growth II Portfolio(5)
PBHG Mid-Cap Portfolio(3)
PBHG Select Value Portfolio(3)
PBHG Technology & Communications Portfolio(5)
Scudder VIT EAFE(R) Equity Index Fund(4)
Scudder VIT Equity 500 Fund(4)
Scudder VIT Small Cap Index Fund(4)
Strong Opportunity Fund II(5)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(5)
Van Kampen UIF U.S. Real Estate Portfolio-Class I(5)



1/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.



2/ From Separate Account Commencement date (12/7/95) to 12/31/2004 unless otherwise noted.






3/ From inception date of Portfolio (10/1/97) to 12/31/2004.



4/ From inception date of Portfolio (8/22/97) to 12/31/2004.






5/ From inception date of Subaccount (5/1/97) to 12/31/2004.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.


Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or GAA.


The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

                        BENEFIT UNITS - TRANSFER FORMULAS

Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

     The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

     The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)

          = UNIT1 - BU1 (trans)

     The number of Benefit Units transferred to the new Subaccount is BU2
(trans).

          BU2 (trans) = BU1 (trans) * BUV1/BUV2.

     The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)

          = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

 Where:

     BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

     BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

     BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

     UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings, that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account and/or Fixed Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

                              FINANCIAL STATEMENTS


The audited financial statements of the Separate Account at, and for the years ended, December 31, 2004 and 2003 and the Company's audited financial statements for the years ended December 31, 2004 and 2003 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

[AUDITED FINANCIAL STATEMENTS DATED 12/31/04 TO BE ADDED.]

PART C
OTHER INFORMATION - 33-65409

ITEM 24 FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements
      All required financial Statements are included in Parts A or B of this Registration Statement.

(b)   Exhibits

      (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company (R) authorizing establishment of Annuity Investors(R) Variable Account A.(1/)

      (2)   Not Applicable.

      (3)   (a)   Distribution Agreement between Annuity Investors Life
                  Insurance Company(R) and AAG Securities, Inc (n/k/a Great
                  American Advisors(R), Inc.).(2/)

            (b) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company(R), Great American Advisors(R), Inc. and another Broker-Dealer.(3/)

      (4)   (a)  Individual Contract Forms and Endorsements.

                  (i) Form of Qualified Individual Flexible Premium Deferred Annuity Contract.(2/)

                  (ii)  Form of Non-Qualified Individual Contract.(2/)

                  (iii) Form of Loan Endorsement to Qualified Individual
                        Contract.(2/)

                  (iv) Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract.(2/)

                  (v) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.(2/)

                  (vi) Form of Employer Plan Endorsement to Qualified Individual Contract.(2/)

                  (vii) Form of IRA Endorsement to Qualified Individual
                        Contract.(2/)

                  (viii) Form of Texas Optional Retirement Program Endorsement to Qualified Individual Contract.(2/)

                  (ix)  Form of Long-Term Care Waiver to Individual
                        Contract.(4/)

                  (x) Form of SIMPLE IRA Endorsement Qualified Individual Contract.(4/)

                  (xi) Revised Form of IRA Endorsement to Qualified Individual Contract.(5/)

                  (xii) Form of Roth IRA Endorsement to Qualified Individual
                        Contract.(5/)

                  (xiii) Revised Form of SIMPLE IRA Endorsements to Qualified
                        Individual Contract.(5/)

                  (xiv) Revised Form of Tax Sheltered Annuity Endorsement to
                        Qualified Individual Contract.(5/)

                  (xv) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract.(5/)

                  (xvi) Revised Form of the Certificate of Participation under
                        Enhanced Contract.(1/)

                  (xvii) Form of Loan Endorsement to Certificate.(1/)

                  (xviii) Form of Employer Plan Endorsement to Certificate.(1/)

                  (xix) Form of Tax Sheltered Annuity Endorsement to
                        Certificate.(1/)

                  (xx) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate.(1/)

                  (xxi) Form of Long-Term Care Waiver Rider to Certificate.(1/)

                  (xxii) Form of Deferred Compensation Endorsement to
                        Certificate.(5/)

                  (xxiii) Revised Form of Employer Plan Endorsement to
                        Certificate.(4/)

                  (xxiv) Revised Form of Tax Sheltered Annuity Endorsement to
                        Certificate.(4/)

                  (xxv) Revised Form of Qualified Pension, Profit Sharing and
                        Annuity Plan Endorsement to Certificate.(4/)

                  (xxvi) Form of Governmental Section 457 Plan Endorsement to
                        Certificate.(4/)


                 (xxvii) Form of Settlement Options Endorsement to Certificate.
                        (filed herewith)


            (c) Group Contract Form and Certificate of Participation for use in South Dakota.(1/)

                  (i) Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota.(6/)

                  (ii) Form of Certificate of Participation for use in South Dakota.(6/)

            (d) Group Contract Form and Certificate of Participation Form for use in Wisconsin.

                  (i) Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin.(6/)

                  (ii) Form of Certificate of Participation for use in Wisconsin.(6/)

            (e)   Certificate of Participation Form for use in North Dakota.

                  (i) Form of Certificate of Participation for use in North Dakota.(6/)

            (f)   Form of Endorsement for use in Virginia.

                  (i) Form of Employer Plan Endorsement to Group Contract for use in Virginia.(6/)

                  (ii) Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia.(6/)

                  (iii) Form of Qualified Pension, Profit Sharing and Annuity
                        Plan Endorsement to Group Contract for use in Virginia.(6/)

                  (iv) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation for use in Virginia.(6/)

                  (v) Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia.(6/)

            (g)   Form of Successor Owner Endorsement to Group Contract.(8/)

            (h) Form of Successor Owner Endorsement to Certificate of Participant under a Group Contract.(8/)

            (i) Form of Texas Optional Retirement Program Endorsement to Group Contract.(10/)

            (j) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.(10/)

            (k) Form of Individual Retirement Annuity Endorsement to Group Contract.(11/)

            (l) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract.(11/)

            (m) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract.(11/)

            (n) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. (11/)

            (o) Form of Roth Individual Retirement Annuity Endorsement to Group Contract.(11/)

            (p) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract.(11/)

      (5)   (a)   Form of Application for Group Flexible Premium Deferred
                  Annuity Contract.(1/)

                  (i)   Alternative Form of Application. (7/)

                  (ii)  Alternative Form of Application.(4/)

            (b) Form of Participant Enrollment Form under a Group Flexible Premium Deferred Annuity Contract (ERISA).(1/)

            (c) Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (Non-ERISA).(7/)

            (d) Revised form of Application for Group Flexible Premium Deferred Annuity Contract and Individual Flexible Premium Deferred Annuity Contract or Certificate of Participation under a Group Contract.(13/)

      (6)   (a)   Articles of Incorporation of Annuity Investors Life Insurance
                  Company(R).(7/)

                  (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996.(7/)

                  (ii) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996.(7/)

            (b) Code of Regulations of Annuity Investors Life Insurance Company(R).(6/)

      (7)Not Applicable.

      (8)   (a)   Participation Agreement between Annuity Investors Life
                  Insurance Company(R) and Dreyfus Variable Investment Fund.(2/)

            (b) Participation Agreement between Annuity Investors Life Insurance Company(R) and Dreyfus Stock Index Fund.(2/)

            (c) Participation Agreement between Annuity Investors Life Insurance Company(R) and The Dreyfus Socially Responsible Growth Fund, Inc.(2/)

            (d) Participation Agreement between Annuity Investors Life Insurance Company(R) and Janus Aspen Series. (2/)

            (e) Participation Agreement with Merrill Lynch Variable Series Fund, Inc.

                  (i) Participation Agreement between Annuity Investors Life Insurance Company(R) and

                        Merrill Lynch Variable Series Funds, Inc.(2/)

                  (ii) Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company(R) and Merrill Lynch Variable Series Funds, Inc.(2/)

                  (iii) Amendment to Amended and Restated Fund Participation
                        Agreement between Annuity Investors Life Insurance Company(R) and Merrill Lynch Variable Series Funds, Inc.(14/)

            (f) Service Agreement between Annuity Investors Life Insurance Company(R) and American Annuity Group(R), Inc.(n/k/a Great American Financial Resources(R), Inc.).(2/)

            (g) Agreement between AAG Securities, Inc. (n/k/a Great American Advisors(R), Inc.)and AAG Insurance Agency, Inc.(2/)

            (h) Investment Services Agreement between Annuity Investors Life Insurance Company(R) and American Annuity Group, Inc. (n/k/a Great American Financial Resources(R), Inc.).(2/)

            (i) Agreement between Annuity Investors Life Insurance Company(R) and Merrill Lynch Asset Management, L.P.(6/)

            (j) Participation Agreement between Annuity Investors Life Insurance Company(R) and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc..) (7/)

            (k) Participation Agreement between Annuity Investors Life Insurance Company(R) and Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund I). (7/)

            (l) Participation Agreement between Annuity Investors Life Insurance Company(R) and PBHG Insurance Series Fund, Inc. (7/)

                  (i) Amendment to Fund Participation Agreement between Annuity Investors Life Insurance Company(R) and PBHG Insurance Series Fund, Inc.(14/).

            (m) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company(R). (7/)

            (n) Service Agreement between Annuity Investors Life Insurance Company(R) and Janus Capital Corporation. (7/)

            (o) Service Agreement between Annuity Investors Life Insurance Company(R) and Strong Capital Management, Inc.(4/)

            (p) Service Agreement between Annuity Investors Life Insurance Company(R) and Pilgrim Baxter Associates, Ltd.(4/)

            (q) Service Agreement between Annuity Investors Life Insurance Company(R) and Morgan Stanley Asset Management, Inc.(4/)

            (r) Participation Agreement between BT Funds (f/k/a/ Deutsche Asset Management VIT Funds, and Bankers Trust (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company(R). (9/)

            (s) Service Agreement between Bankers Trust Company (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company(R).(9/)


            (t) Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company(R), and Great American Advisors(R), Inc. (16/)

            (u) Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company(R), PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. (16/)

            (v) Shareholder Series Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company(R) and American Century Investment Services, Inc. (16/)

            (w) Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company(R). (16/)

      (9)   Opinion(1/) and Consent of Counsel.(17/)

      (10)  Consent of Independent Auditors.(17/)

      (11)  Not Applicable.

      (12)  Not Applicable.

      (13)  Schedule for Computation of Performance Quotations.(17/)

      (14)  Not Applicable.

      (15)  Powers of Attorney.(17/)


(1/) Incorporated by reference to Pre-Effective Amendment No. 2 filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 Act File No. 33-65409 `40 Act File No. 811-07299 on November 8, 1995.

(2/) Incorporated by reference to Pre-Effective Amendment No. 3 to filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 Act File No. 33-65409 `40 Act File No. 811-07299 on December 4, 1995.

(3/) Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors(R)Variable Account B SEC `33 File No. 333-19725, `40 Act File No. 811-08017 on November 17, 1998.

(4/) Incorporated by reference to Post-Effective Amendment No. 3. to Form N-4 on behalf of Annuity Investors(R) Variable Account A, SEC '33 Act File No. 33-65409 '40 Act File No. 811-07299 on April 29, 1998.

(5/) Incorporated by reference to Form N-4 filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 Act File No. 33-65409 `40 Act File No. 811-07299 on June 2, 1995.

(6/) Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 Act File No. 33-65409 `40 Act File No. 811-07299 on April 24, 1996.

(7/) Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 Act File No. 33-65409 `40 Act File No. 811-07299 on April 29, 1997.

(8/) Incorporated by reference to Post-Effective Amendment to No. 5, filed on behalf of Annuity Investors(R)Variable Account B

      SEC `33 File No. 333-19725, `40 Act File no. 811-08017 on February 26,
      1999.

(9/) Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 File No. 33-65409 `40 Act File 811-07299 on February 26, 1999.

(10/) Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors(R)Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017, on June 3, 1997.

(11/) Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors(R)Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017, on February 1, 1999.

(12/) Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors(R)Variable Account Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017, on April 28, 2000.

(13/) Incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors(R)Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017, on April 30, 2001.

(14/) Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors(R)Variable Account C, SEC '33 Act File No. 333-88300, '40 Act File No. 811-21095 on or about April 29, 2004.

(15/) Incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors(R)Variable Account A, SEC '33 File No. 33-65409 '40 Act File 811-07299 on April 29, 2004.


(16/) Filed with Post-Effective Amendment No. 5 filed on behalf of Annuity
      Investors(R) Variable Account C, SEC File No. 333-88302 on or about March 1, 2005.

(17/) To be filed by amendment.


ITEM  25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY


                                              PRINCIPAL                     POSITIONS AND OFFICES
          NAME                             BUSINESS ADDRESS                     WITH THE COMPANY
------------------------------------       ----------------    -------------------------------------------------
Charles R. Scheper                                (1)          President & Chief Executive Officer and Director
Stephen Craig Lindner                             (1)          Director
Mark Francis Muething                             (1)          Executive Vice President, General
                                                               Counsel & Secretary and Director
Christopher P. Miliano                            (1)          Director
Michael J. Prager                                 (1)          Director
Adrienne Kessling                                 (1)          Senior Vice President-Operations
                                                  (1)          Vice President
Catherine A. Crume
John P. Gruber                                    (1)          Vice President
James L. Henderson                                (1)          Vice President
John O'Shaughnessy                                (1)          Vice President & Actuary
Gary L. Peters                                    (1)          Vice President-Variable Annuity Sales
Dale Herr                                         (1)          Assistant Vice President & Actuary
                                                  (1)          Assistant Vice President
D. Quentin Reynolds
Rebecca J. Schriml                                (1)          Assistant Vice President
Richard Sutton                                    (1)          Assistant Vice President & Chief Actuary
Richard L. Magoteaux                              (1)          Treasurer
William C. Ellis                                  (1)          Assistant Treasurer
Thomas E. Mischell                                (1)          Assistant Treasurer


(1)   P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned Subsidiary of Great American(R) Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. (f/k/a American Annuity Group(R), Inc.) The Registrant, Annuity Investors Variable Account A, is a segregated asset account of Annuity Investors(R) Life Insurance Company(R).

The following chart indicates the persons controlled by or under common control with the Company:


                                                                                                    % OF STOCK
                                                                                                     OWNED BY
                                                                   STATE OF        DATE OF           IMMEDIATE     NATURE OF
COMPANY                                                            DOMICILE     INCORPORATION      PARENT COMPANY  BUSINESS
                                                                                                                   Diversified
                                                                                                                   Financial
American Financial Group, Inc.                                    Ohio             07/01/1997                      Holding Company
                                                                                                                   Statutory
    American Financial Capital Trust I                            Delaware         09/14/1996          100         Business Trust
                                                                                                                   Closed End
                                                                                                                   Investment
    American Financial Enterprises, Inc. (2)                      Connecticut      01/01/1871          100         Company
                                                                                                                   Securities
                                                                                                                   Management
    American Money Management Corporation                         Ohio             03/01/1973          100         Company
                                                                                                                   Limited
    American Security Transfer Company Limited Partnership(2)     Ohio             01/01/1991         9334         Partnership
    APU Holding Company                                           Ohio             10/15/2003          100         Holding Company
                                                                                                                   Diversified
          American Premier Underwriters, Inc.                     Pennsylvania     04/13/1846          100         Company
                The  Ann Arbor Railroad Company                   Michigan         09/21/1895           99         Inactive
                The  Associates of the Jersey Company             New Jersey       11/10/1804          100         Inactive
                Cal Coal, Inc.                                    Illinois         05/30/1979          100         Inactive
                Delbay Corporation                                Delaware         12/27/1962          100         Inactive
                                                                                                                   Real Estate
                Great Southwest Corporation                       Delaware         10/25/1978          100         Developer
                                                                                                                   Real Estate
                      World Houston, Inc.                         Delaware         05/30/1974          100         Developer
                The  Indianapolis Union Railway Company           Indiana          11/19/1872          100         Inactive
                Lehigh Valley Railroad Company                    Pennsylvania     04/21/1846          100         Inactive
                Magnolia Alabama Holdings, Inc.                   Delaware         05/18/2004          100         Holding Company
                      Magnolia Alabama Holdings LLC               Alabama          05/24/2004          100         Real Estate
                The  Owasco River Railway, Inc.                   New York         06/02/1881          100         Inactive
                PCC Real Estate, Inc.                             New York         12/15/1986          100         Holding Company
                                                                                                                   Real Estate
                      PCC Chicago Realty Corp                     New York         12/23/1986          100         Developer
                                                                                                                   Real Estate
                      PCC Gun Hill Realty Corp                    New York         12/18/1985          100         Developer
                                                                                                                   Real Estate
                      PCC Michigan Realty, Inc.                   Michigan         11/09/1987          100         Developer
                                                                                                                   Real Estate
                      PCC Scarsdale Realty Corp                   New York         06/01/1986          100         Developer
                                                                                                                   Real Estate
                            Scarsdale Depot Associates, LP        Delaware         05/05/1989           80         Developer
                PCC Technical Industries, Inc.                    California       03/07/1955          100         Holding Company
                      ESC, Inc.                                   California       11/02/1962          100         Inactive
                      Marathon Manufacturing Companies, Inc.      Delaware         11/18/1983          100         Holding Company
                            Marathon Manufacturing Company        Delaware         12/07/1979          100         Inactive
                                                                                                                   Real Estate
                      PCC Maryland Realty Corp                    Maryland         08/18/1993          100         Holding Company
                                                                                                                   Real Estate
                      Penn Camarillo Realty Corp                  California       11/24/1992          100         Holding Company
                Penn Central Energy Management Company            Delaware         05/11/1987          100         Inactive
                Penn Towers, Inc.                                 Pennsylvania     08/01/1958          100         Inactive
                Pennsylvania-Reading Seashore Lines               New Jersey       06/14/1901         6667         Inactive
                Pittsburgh and Cross Creek Railroad Company       Pennsylvania     08/14/1970           83         Inactive
                                                                  District of
                Terminal Realty Penn Co                           Columbia         09/23/1968          100         Inactive
                United Railroad Corp                              Delaware         11/25/1981          100         Inactive
                      Detroit Manufacturers Railroad Company      Michigan         01/30/1902           82         Inactive
                 Waynesburg Southern Railroad Company             Pennsylvania     09/01/1966          100         Inactive

                                                                                                   % OF STOCK
                                                                                                     OWNED BY
                                                                   STATE OF          DATE OF         IMMEDIATE       NATURE OF
COMPANY                                                            DOMICILE       INCORPORATION    PARENT COMPANY    BUSINESS
           GAI (Bermuda) Ltd                                      Bermuda            04/06/1998        100         Holding Company
                 GAI Insurance Company, Ltd                       Bermuda            09/18/1989        100         Reinsurance
                                                                                                                   Aircraft
           Hangar Acquisition Corp                                Ohio               10/06/1995        100         Investment
           The  New York and Harlem Railroad Company              New York           04/25/1831         97         Inactive
           PLLS, Ltd                                              Washington         05/14/1990        100         Insurance Agency
           Premier Lease & Loan Services Insurance Agency, Inc.   Washington         12/27/1983        100         Insurance Agency
                 Premier Lease & Loan Insurance Services BV       The Netherlands    08/24/1999        100         Insurance Agency
           Premier Lease & Loan Services of Canada, Inc.          Washington         02/28/1991        100         Insurance Agency
                                                                                                                   Workers'
                                                                                                                   Compensation
           Republic Indemnity Company of America                  California         12/05/1972        100         Insurance
                                                                                                                   Workers'
                                                                                                                   Compensation
                 Republic Indemnity Company of California         California         10/13/1982        100         Insurance
                 Republic Indemnity Medical Management, Inc.      California         03/25/1996        100         Inactive
           Risico Management Corporation                          Delaware           01/10/1989        100         Risk Management
                                                                                                                   Real Estate
     Dixie Terminal Corporation                                   Ohio               04/23/1970        100         Holding Company
     Fairmont Holdings, Inc.                                      Ohio               12/15/1983        100         Holding Company
                                                                                                                   Packing
     Flextech Holding Co, Inc.                                    Ohio               08/31/2000        100         Manufacturer
                                                                                                                   Financial
     FWC Corporation                                              Ohio               03/16/1983        100         Services Company
     Great American Holding, Inc.                                 Ohio               07/25/2002        100         Holding Company
                                                                                                                   Excess and
                                                                                                                   Surplus Lines
           American Empire Surplus Lines Insurance Company        Delaware           07/15/1977        100         Insurance
                                                                                                                   Property/Casualty
                 American Empire Insurance Company                Ohio               11/26/1979        100         Insurance
                       American Empire Underwriters, Inc.         Texas              05/19/1976        100         Insurance Agency
           Great American International Insurance Limited         Ireland            01/05/2004        100         Insurance Company
                                                                                                                   Property/Casualty
           Mid-Continent Casualty Company                         Oklahoma           02/26/1947        100         Insurance
                                                                                                                   Property/Casualty
                 Mid-Continent Insurance Company                  Oklahoma           08/13/1992        100         Insurance
                                                                                                                   Special Coverage
                 Oklahoma Surety Company                          Oklahoma           08/05/1968        100         Insurance Company
                                                                                                                   Property/Casualty
     Great American Insurance Company                             Ohio               03/07/1872        100         Insurance
                                                                                                                   Coal Mining
           AFC Coal Properties, Inc.                              Ohio               12/18/1996        100         Company
           American Signature Underwriters, Inc.                  Ohio               04/08/1996        100         Insurance Agency
                                                                                                                   Insurance
                                                                                                                   Broker/Managing
           American Special Risk, Inc.                            Illinois           12/29/1981        100         General Agency
                                                                                                                   Managing General
           Aviation Specialty Managers, Inc.                      Texas              09/07/1965        100         Agency
                                                                                                                   Real Estate
           Brothers Property Corporation                          Ohio               09/08/1987         80         Manager
                                                                                                                   Real Estate
                 Brothers Pennsylvanian Corporation               Pennsylvania       12/23/1994        100         Manager
                                                                                                                   Real Estate
                 Brothers Port Richey Corporation                 Florida            12/06/1993        100         Manager
                                                                                                                   Real Estate
                 Brothers Property Management Corporation         Ohio               09/25/1987        100         Management
                                                                                                                   Real Estate
                 Brothers Railyard Corporation                    Texas              12/14/1993        100         Manager
           Crop Managers Insurance Agency, Inc.                   Kansas             08/09/1989        100         Insurance Agency
           Dempsey & Siders Agency, Inc.                          Ohio               05/09/1956        100         Insurance Agency
                                                                                                                   Property/Casualty
           El Aguila, Compania de Seguros, SA de CV               Mexico             11/24/1994        100         Insurance
                 Financiadora de Primas Condor, SA de CV          Mexico             03/16/1998         99         Premium Finance

                                                                                                   % OF STOCK
                                                                                                     OWNED BY
                                                                   STATE OF          DATE OF         IMMEDIATE       NATURE OF
COMPANY                                                            DOMICILE       INCORPORATION    PARENT COMPANY    BUSINESS

           FCIA Management Company, Inc.                          New York         09/17/1991             100      Servicing Agent
                                                                                                                   Service Warranty
           GAI Warranty Company                                   Ohio             01/25/2001             100      Provider
                                                                                                                   Service Warranty
                 GAI Warranty Company of Florida                  Florida          03/23/2001             100      Provider
                                                                  Ontario                                          Service Contract
           GAI Warranty Company of Canada Inc.                    (Toronto, CN)    04/17/2002             100      Provider
                                                                                                                   Marketing of
           The  Gains Group, Inc.                                 Ohio             01/26/1982             100      Advertising
           Global Premier Finance Company                         Ohio             08/25/1998             100      Premium Finance
                                                                                                                   Managing General
           Great American Agency of Texas, Inc.                   Texas            01/25/1994             100      Agency
                                                                                                                   Property/Casualty
           Great American Alliance Insurance Company              Ohio             09/11/1945             100      Insurance
                                                                                                                   Property/Casualty
           Great American Assurance Company                       Ohio             03/23/1905             100      Insurance
                                                                                                                   Management
           Great American Claims Services, Inc.                   Delaware         06/10/1986             100      Holding Company
                                                                                                                   Property/Casualty
           Great American Contemporary Insurance Company          Ohio             04/16/1996             100      Insurance
           Great American Custom Insurance Services Illinois,                                                      Underwriting
            Inc.                                                  Illinois         07/08/1992             100      Office
                                                                                                                   Holding Company
                                                                                                                   for E&S
           Great American Custom Insurance Services, Inc.         Ohio             07/27/1983             100      Agency/Brokerage
                                                                                                                   Wholesale
                                                                                                                   Agency/Brokerage
                 Eden Park Insurance Brokers, Inc.                California       02/13/1990             100      for E&S Lines
                 Great American Custom Insurance Services                                                          Insurance
                 California, Inc.                                 California       05/18/1992             100      Services
                                                                                                                   Excess and
                 Great American Custom Insurance Services                                                          Surplus Lines
                 Massachusetts, Inc.                              Massachusetts    04/11/1994             100      Broker
                 Great American Custom Solutions, Inc.            California       07/22/1988             100      Insurance Agency
                                                                                                                   Wholesale
                                                                                                                   Agency/Brokerage
                 Professional Risk Brokers of Connecticut, Inc.   Connecticut      07/09/1992             100      for E&S Lines
                 Professional Risk Brokers of Ohio, Inc.          Ohio             12/17/1986             100      Insurance Agency
                                                                                                                   Wholesale
                                                                                                                   Agency/Brokerage
                 Professional Risk Brokers, Inc.                  Illinois         03/01/1990             100      for E&S Lines
                                                                                                                   Excess and
                                                                                                                   Surplus Lines
           Great American E & S Insurance Company                 Delaware         02/28/1979             100      Insurance
                                                                                                                   Excess and
                                                                                                                   Surplus Lines
           Great American Fidelity Insurance Company              Delaware         01/12/1982             100      Insurance
                                                                                                                   Insurance
           Great American Financial Resources, Inc. (2)           Delaware         11/23/1992            8188      Holding Company
                 AAG Holding Company, Inc.                        Ohio             09/11/1996             100      Holding Company
                       American Annuity Group Capital Trust I     Delaware         09/13/1996             100      Financing Entity
                       American Annuity Group Capital Trust II    Delaware         03/04/1997             100      Financing Entity
                       American Annuity Group Capital Trust III   Delaware         05/14/1997             100      Financing Entity
                       Great American Financial Statutory Trust
                       IV                                         Connecticut      04/21/2003             100      Financing Entity
                                                                                                                   Life Insurance
                       Great American Life Insurance Company      Ohio             12/15/1959             100      Company
                             American Retirement Life Insurance                                                    Life Insurance
                             Company                              Ohio             05/12/1978             100      Company
                             Annuity Investors Life Insurance                                                      Life Insurance
                             Company                              Ohio             11/13/1981             100      Company
                                                                                                                   Restaurants &
                             Brothers Management, LLC             Florida          06/11/2004              99      Ships Store
                             Charleston Harbor Marina, Inc. (2)   South Carolina   04/26/2002             100      Marina Facility
                             CHATBAR, Inc.                        Massachusetts    11/02/1993             100      Hotel Operator
                                                                                                                   Real Estate
                             Chatham Enterprises, Inc.            Massachusetts    03/29/1954             100      Holding Company
                                                                                                                   Retirement &
                                                                                                                   Financial
                             Consolidated Financial Corporation   Michigan         09/10/1985             100      Planning Company

                                                                                                     % OF STOCK
                                                                                                      OWNED BY
                                                                   STATE OF          DATE OF         IMMEDIATE        NATURE OF
COMPANY                                                            DOMICILE       INCORPORATION    PARENT COMPANY     BUSINESS
                                                                                                     beneficial    Real Estate
                             Driskill Holdings, Inc.              Texas            06/07/1995         interest     Manager
                                                                                                                   Real Estate
                             GALIC Brothers, Inc.                 Ohio             11/12/1993              80      Management
                             Great American Life Assurance                                                         Life Insurance
                             Company                              Ohio             08/10/1967             100      Company
                             Great American Life Insurance                                                         Life Insurance
                             Company of New York                  New York         12/31/1963             100      Company
                             Loyal American Life Insurance                                                         Life Insurance
                             Company                              Ohio             05/18/1955             100      Company
                                   ADL Financial Services, Inc.   North Carolina   09/10/1970             100      Inactive
                                                                                                                   Credit Union
                                   Purity Financial Corporation   Florida          12/12/1991             100      Marketing
                             Manhattan National Life Insurance                                                     Life Insurance
                             Company                              Illinois         12/20/1956             100      Company
                             Skipjack Marina Corp                 Maryland         06/24/1999             100      Marina Operator
                                                                                                                   Holding Company
                                                                                                                   - Limited
                             United Teacher Associates, Ltd (2)   Texas            12/17/1998             100      Partnership
                                   United Teacher Associates                                                       Life Insurance
                                   Insurance Company              Texas            12/15/1958             100      Company
                                        United Agency Brokerage                                                    Intermediate
                                        GP Inc.                   Texas            05/19/2003             100      Holding Company
                                              United Agency
                                        Brokerage, LP             Texas            05/19/2003             100      Insurance Agency
                 AAG Insurance Agency of Alabama                  Alabama          09/22/1995             100      Insurance Agency
                 AAG Insurance Agency of Texas, Inc.              Texas            06/02/1995             100      Insurance Agency
                 AAG Insurance Agency, Inc.                       Kentucky         12/06/1994             100      Insurance Agency
                       AAG Insurance Agency of Massachusetts,
                       Inc.                                       Massachusetts    05/25/1995             100      Insurance Agency
                                                                                                                   Data Processing
                                                                                                                   and Holding
                 American DataSolutions International, Inc.       Ohio             08/24/2001             100      Company
                                                                                                                   Software
                       American Data Source India Private Limited India            09/03/1997             99       Development
                 GALIC Disbursing Company                         Ohio             05/31/1994             100      Payroll Servicer
                 Great American Advisors, Inc.                    Ohio             12/10/1993             100      Broker-Dealer
                 Great American Life Assurance Company of Puerto
                 Rico                                             Puerto Rico      07/01/1964             99       Insurance Company
                 Keyes-Graham Insurance Agency, Inc.              Massachusetts    08/07/1981             100      Insurance Agency
                                                                                                                   Marketing
                 Lifestyle Financial Investments, Inc.            Ohio             12/29/1993             100      Services
                       Lifestyle Financial Investments Agency of                                  beneficial
                       Ohio, Inc.                                 Ohio             03/07/1994     interest         Insurance Agency
                 Money-Plan International, Inc.                   Florida          12/31/1979             100      Insurance Agency
                 SPELCO (UK) Ltd                                  United Kingdom                          99       Inactive
                 SWTC Hong Kong Ltd                               Hong Kong                               100      Inactive
                 SWTC, Inc.                                       Delaware                                100      Inactive
           Great American Insurance Agency, Inc.                  Ohio             04/20/1999             100      Insurance Agency
                                                                                                                   Property/Casualty
           Great American Insurance Company of New York           New York         08/22/1947             100      Insurance
                                                                                                  beneficial       Lloyd's Plan
           Great American Lloyd's Insurance Company               Texas            10/09/1979     interest         Insurer
                                                                                                                   Corporate
           Great American Lloyd's, Inc.                           Texas            08/02/1983             100      Attorney-in-Fact
                                                                                                                   Data Processing
                                                                                                                   and Equipment
           Great American Management Services, Inc.               Ohio             12/05/1974             100      Leasing
                                                                                                                   Surplus Lines
           Great American Protection Insurance Company            Ohio             01/08/1990             100      Insurance
                                                                                                                   Reinsurance
           Great American Re Inc.                                 Delaware         05/14/1971             100      Intermediary
                                                                                                                   Property/Casualty
           Great American Security Insurance Company              Ohio             07/01/1987             100      Insurance
                                                                                                                   Property/Casualty
           Great American Spirit Insurance Company                Ohio             04/05/1988             100      Insurance
                                                                                                                   Golf Course
           Grizzly Golf Center, Inc.                              Ohio             11/08/1993             100      Management

                                                                                                   % OF STOCK
                                                                                                     OWNED BY
                                                                   STATE OF          DATE OF         IMMEDIATE        NATURE OF
COMPANY                                                            DOMICILE       INCORPORATION    PARENT COMPANY     BUSINESS
           Key Largo Group, Inc.                                  Florida          02/25/1969             100      Land Developer
           National Interstate Corporation                        Ohio             01/26/1989              58      Holding Company
                 American Highways Insurance Agency (OH)          Ohio             06/29/1999             100      Insurance Agency
                 Explorer RV Insurance Agency, Inc.               Ohio             07/17/1997             100      Insurance Agency
                                                                                                                   Property/Casualty
                 Hudson Indemnity, Ltd                            Cayman Islands   06/12/1996             100      Insurance
                                                                                                                   Insurance
                                                                                                                   Administrative
                 Hudson Management Group, Ltd                     Virgin Islands   07/29/2004             100      Services
                 National Interstate Capital Trust I              Delaware         05/22/2003             100      Financing Entity
                 National Interstate Insurance Agency, Inc.       Ohio             02/13/1989             100      Insurance Agency
                       Commercial For Hire Transportation                                         beneficial
                       Purchasing Group                           South Carolina   01/23/2004     interest         Purchasing Group
                                                                                                                   Property/Casualty
                 National Interstate Insurance Company            Ohio             02/10/1989             100      Insurance
                       National Interstate Insurance Company of                                                    Property/Casualty
                       Hawaii, Inc.                               Hawaii           09/20/1999             100      Insurance
                                                                                                                   Claims Third
                                                                                                                   Party
                 Safety, Claims & Litigation Services, Inc.       Pennsylvania     06/23/1995             100      Administrator
                                                                                                                   Insurance
           Penn Central UK Limited                                United Kingdom   10/28/1992             100      Holding Company
                                                                                                                   Property/Casualty
                 Insurance (GB) Limited                           United Kingdom   05/13/1992             100      Insurance
                                                                  Ontario
           PLLS Canada Insurance Brokers Inc.                     (Toronto, CN)    06/13/2001              49      Insurance Agency
                                                                                                                   Third Party
           Premier Dealer Services, Inc.                          Illinois         06/24/1998             100      Administrator
                                                                                                                   Property/Casualty
           Worldwide Casualty Insurance Company                   Ohio             02/17/1981             100      Insurance
                                                                                                                   Real Estate
     One East Fourth, Inc.                                        Ohio             02/03/1964             100      Holding Company
     Pioneer Carpet Mills, Inc.                                   Ohio             04/29/1976             100      Inactive
     Superior NWVN of Ohio, Inc.                                  Ohio             05/05/2000             100      Holding Company
                                                                                                                   Real Estate
     TEJ Holdings, Inc.                                           Ohio             12/04/1984             100      Holding Company
                                                                                                                   Real Estate
     Three East Fourth, Inc.                                      Ohio             08/10/1966             100      Holding Company

(2) Total percentage owned by parent shown and by other affiliated company(s)

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2005, there were _____ Individual Contract Owners, of which _____ were tax-qualified and ____ were non-tax qualified.

ITEM 28. INDEMNIFICATION

      (a) The Code of Regulations of Annuity Investors Life Insurance Company(R) provides in Article V as follows:

            The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

            Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (b) The directors and officers of Annuity Investors Life Insurance Company(R) are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2005. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29. PRINCIPAL UNDERWRITER

      Great American Advisors(R), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R) Variable Account A.

      (a) Great American Advisors(R), Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors(R)Variable Account A, Annuity Investors(R) Variable Account B, and Annuity Investors(R) Variable Account C.

      (b)   Directors and Officers of Great American Advisors(R), Inc.


Name and Principal               Position with
Business Address                 Great American Advisors(R), Inc.
----------------                 -------------------------------
James Lee Henderson (1)          President and Director
James T. McVey (1)               Chief Operating Officer, Senior Vice President and Director
Mark Francis Muething (1)        Vice President, Secretary and Director
Peter J. Nerone (1)              Vice President
Paul Ohlin (1)                   Treasurer
Thomas E. Mischell (1)           Assistant Treasurer
Shawn Mihal(1)                   Chief Compliance Officer


(1)   525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.

      (c) Required Commission information is included in Part B of this Registration Statement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Treasurer of the Company at the Administrative Office.

ITEM 31. MANAGEMENT SERVICES

      Not Applicable.

ITEM 32. UNDERTAKINGS

      (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

      (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 28th of February, 2005.


                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A
                                  (Registrant)


                           By: /s/ Charles R. Scheper
                               ----------------------

                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                   Annuity Investors Life Insurance Company(R)

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                                   (Depositor)


                           By: /s/ Charles R. Scheper
                               ----------------------

                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Charles R. Scheper          President, Chief Executive     February 28, 2005
---------------------------     Officer and Director
Charles R. Scheper*

/s/ Richard L. Magoteaux        Treasurer                      February 28, 2005
---------------------------
Richard L. Magoteaux*

/s/ Stephen Craig Lindner       Director                       February 28, 2005
---------------------------
Stephen Craig Lindner*

/s/ Christopher Miliano         Director                       February 28, 2005
---------------------------
Christopher Miliano*

/s/ Mark Francis Muething       Director                       February 28, 2005
---------------------------
Mark Francis Muething*

/s/ Michael J. Prager           Director                       February 28, 2005
---------------------------
Michael J. Prager*



/s/ John P. Gruber
--------------------------
* John P. Gruber, as Attorney-in-Fact

                                  EXHIBIT INDEX


Exhibit No.           Description of Exhibit

(xxvii)               Form of Settlement Options Endorsement to Certificate.